GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 10.9%
Aerospace & Defense – 0.0%
94	Curtiss-Wright Corp.	$ 70,275
466	Textron, Inc.	42,760

		113,035

Air Freight & Logistics – 0.1%
14,814	CH Robinson Worldwide, Inc.	2,646,521
39,997	Deutsche Post AG	2,382,115
6,138	Expeditors International of Washington, Inc.	969,743
2,313	FedEx Corp.	952,378

		6,950,757

Automobile Components – 0.0%
2,478	Aisin Corp.	37,559
57,735	Bridgestone Corp.	1,242,672
1,011	Magna International, Inc.	65,522
8,117	Sumitomo Electric Industries Ltd.	626,070

		1,971,823

Automobiles – 0.1%
27,189	Rivian Automotive, Inc. Class A*	443,181
35,576	Suzuki Motor Corp.	440,575
4,858	Tesla, Inc.*	2,117,068
6,706	Yamaha Motor Co. Ltd.	55,185

		3,056,009

Banks – 0.7%
65,017	AIB Group PLC	765,113
80,513	Banco Bilbao Vizcaya Argentaria SA	1,880,514
14,991	Banco BPM SpA	235,526
102,573	Banco Comercial Portugues SA Class R	116,186
116,738	Banco Santander SA	1,459,907
24,080	Bank Hapoalim BM	617,418
34,865	Bank Leumi Le-Israel BM	882,120
28,472	Bank of America Corp.	1,469,155
706	Bank of Nova Scotia	56,648
32,880	Bankinter SA	552,406
2,440	BAWAG Group AG(a)	437,543
51,556	BOC Hong Kong Holdings Ltd.	315,024
64,301	CaixaBank SA	868,164
14,952	Canadian Imperial Bank of Commerce	1,632,123
6,492	Citigroup, Inc.	817,343
8,450	Danske Bank AS	444,479
21,830	DBS Group Holdings Ltd.	1,075,299
21,177	DNB Bank ASA	658,571
3,569	Erste Group Bank AG	425,415
28,142	HSBC Holdings PLC	528,457
13,770	ING Groep NV	426,532
129,290	Intesa Sanpaolo SpA	873,750

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
17,458	JPMorgan Chase & Co.	$ 5,225,354
1,598	KBC Group NV	212,056
3,333	KeyCorp	71,093
8,576	Mizrahi Tefahot Bank Ltd.	657,122
1,208	National Bank of Canada	176,418
39,953	NatWest Group PLC	321,331
38,402	Nordea Bank Abp	735,778
18,895	Oversea-Chinese Banking Corp. Ltd.	346,807
853	PNC Financial Services Group, Inc.	188,615
4,296	Regions Financial Corp.	120,288
9,810	Royal Bank of Canada	1,881,664
1,306	Skandinaviska Enskilda Banken AB Class A	26,100
11,070	Standard Chartered PLC	296,452
9,981	Svenska Handelsbanken AB Class A	147,324
24,684	Swedbank AB Class A	911,453
25,512	Toronto-Dominion Bank	2,919,173
9,237	U.S. Bancorp	506,650
11,776	UniCredit SpA	1,016,374
13,785	Wells Fargo & Co.	1,068,889

		33,366,634

Beverages – 0.1%
2,100	Coca-Cola Co.	165,921
9,142	Coca-Cola HBC AG Class DI	524,426
2,691	Heineken Holding NV	194,052
41,964	Kirin Holdings Co. Ltd.	714,185
17,551	Monster Beverage Corp.*	1,545,892
5,237	PepsiCo, Inc.	755,123
7,824	Suntory Beverage & Food Ltd.	211,341

		4,110,940

Biotechnology – 0.3%
8,330	AbbVie, Inc.	1,813,608
1,053	Alnylam Pharmaceuticals, Inc.*	317,985
153	Amgen, Inc.	51,529
5,113	Biogen, Inc.*	1,002,148
1,492	Genmab AS*	391,088
17,422	Gilead Sciences, Inc.	2,342,040
28,838	Incyte Corp.*	2,789,788
1,855	Natera, Inc.*	414,351
1,270	Regeneron Pharmaceuticals, Inc.	780,771
3,159	United Therapeutics Corp.*	1,758,994
1,898	Vertex Pharmaceuticals, Inc.*	849,431

		12,511,733

Broadline Retail – 0.4%
53,030	Amazon.com, Inc.*	14,352,039
13,596	eBay, Inc.	1,485,635

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – (continued)
168	MercadoLibre, Inc.*	$ 284,869
6,464	Next PLC	1,146,469
124,208	Pan Pacific International Holdings Corp.	682,412
33,277	Ryohin Keikaku Co. Ltd.	811,318
5,122	Wesfarmers Ltd.	293,111

		19,055,853

Building Products – 0.1%
8,533	Allegion PLC	1,109,887
778	Carlisle Cos., Inc.	268,262
3,250	Daikin Industries Ltd.	467,888
781	Lennox International, Inc.	392,187
19,399	Masco Corp.	1,362,780
3,402	Rockwool AS Class B	106,517
589	Trane Technologies PLC	265,816

		3,973,337

Capital Markets – 0.3%
1,655	3i Group PLC	50,262
3,618	Ameriprise Financial, Inc.	1,612,579
17,778	Bank of New York Mellon Corp.	2,478,787
1,595	Cboe Global Markets, Inc.	532,028
11,080	Charles Schwab Corp.	967,838
1,779	Futu Holdings Ltd. ADR	185,140
146	Moody’s Corp.	66,174
10,321	Morgan Stanley	2,146,768
8,477	Northern Trust Corp.	1,402,520
4,935	Raymond James Financial, Inc.	707,728
72,184	SBI Holdings, Inc.	1,320,599
15,767	Singapore Exchange Ltd.	270,304
9,850	State Street Corp.	1,533,054
5,825	T. Rowe Price Group, Inc.	608,887

		13,882,668

Chemicals – 0.1%
66,203	Asahi Kasei Corp.	742,605
7,162	CF Industries Holdings, Inc.	804,651
2,619	Corteva, Inc.	205,015
48,743	Mitsubishi Chemical Group Corp.	350,261
11,939	Nitto Denko Corp.	223,735
3,112	RPM International, Inc.	329,779
660	Sherwin-Williams Co.	200,534
22,017	Yara International ASA	1,197,232

		4,053,812

Commercial Services & Supplies – 0.1%
1,587	Cintas Corp.	271,790
17,409	Rollins, Inc.	828,669
40,331	Securitas AB Class B	673,070
8,945	Veralto Corp.	735,547

		2,509,076

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.2%
789	Arista Networks, Inc.*	$ 125,822
2,424	Ciena Corp.*	1,406,478
23,327	Cisco Systems, Inc.	2,809,037
5,357	F5, Inc.*	2,054,142
134,242	Telefonaktiebolaget LM Ericsson Class B	1,750,542

		8,146,021

Construction & Engineering – 0.2%
677	Comfort Systems USA, Inc.	1,237,698
13,914	Eiffage SA	2,013,735
3,268	EMCOR Group, Inc.	2,702,048
3,473	HOCHTIEF AG	1,963,505
5,309	Stantec, Inc.	401,145
6,018	Vinci SA	875,247
6,822	WSP Global, Inc.	966,209

		10,159,587

Construction Materials – 0.1%
614	CRH PLC	66,797
7,404	Heidelberg Materials AG	1,638,172
7,085	Holcim AG	697,370

		2,402,339

Consumer Finance – 0.1%
4,697	American Express Co.	1,486,460
1	Isracard Ltd.	4
34,021	Synchrony Financial	2,430,460

		3,916,924

Consumer Staples Distribution & Retail – 0.6%
15,275	Aeon Co. Ltd.	133,458
1,146	Alimentation Couche-Tard, Inc.	64,746
50,791	Carrefour SA	949,955
1,401	Casey’s General Stores, Inc.	1,074,763
75,590	Coles Group Ltd.	1,177,907
2,354	Costco Wholesale Corp.	2,251,177
18,475	Dollar General Corp.	2,043,520
20,335	Dollar Tree, Inc.*	2,367,807
50,539	Empire Co. Ltd. Class A	1,792,226
18,538	George Weston Ltd.	1,298,662
26,363	Jeronimo Martins SGPS SA	558,416
52,999	Koninklijke Ahold Delhaize NV	2,235,958
37,363	Kroger Co.	2,322,110
34,958	Loblaw Cos. Ltd.	1,563,747
43,034	Seven & i Holdings Co. Ltd.	502,444
19,790	Sysco Corp.	1,500,280
10,607	Target Corp.	1,347,831
34,498	Walmart, Inc.	3,993,144
37,710	Woolworths Group Ltd.	953,412

		28,131,563

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.0%
440	Avery Dennison Corp.	$ 69,991

Distributors – 0.0%
267	Genuine Parts Co.	26,353

Diversified Consumer Services – 0.0%
4,168	Pearson PLC	61,955

Diversified Telecommunication Services – 0.1%
23,431	AT&T, Inc.	581,089
4,936	Deutsche Telekom AG	165,726
3,490	Orange SA	72,995
1,075	Swisscom AG	920,138
316,968	Telstra Group Ltd.	1,186,765
19,284	Verizon Communications, Inc.	921,968

		3,848,681

Electric Utilities – 0.1%
4,132	Acciona SA	1,185,337
15,603	Endesa SA	652,628
72,096	Enel SpA	809,002

		2,646,967

Electrical Equipment – 0.1%
10,026	Fujikura Ltd.	298,780
1,272	GE Vernova, Inc.	1,231,703
18,471	Mitsubishi Electric Corp.	750,903
8,555	Prysmian SpA	1,473,743
423	Rockwell Automation, Inc.	190,798
1,717	Vertiv Holdings Co. Class A	542,074

		4,488,001

Electronic Equipment, Instruments & Components – 0.1%
4,774	Amphenol Corp. Class A	710,180
921	CDW Corp.	115,540
1,420	Keysight Technologies, Inc.*	480,429
3,742	TE Connectivity PLC	798,580
43,089	Yokogawa Electric Corp.	1,352,507

		3,457,236

Energy Equipment & Services – 0.0%
4,525	Halliburton Co.	175,796
777	TechnipFMC PLC	53,162
7,764	Tenaris SA	236,507

		465,465

Entertainment – 0.1%
10,119	Electronic Arts, Inc.	2,041,205
13,910	Netflix, Inc.*	1,196,538
2,260	ROBLOX Corp. Class A*	106,559
793	Take-Two Interactive Software, Inc.*	177,759
26,730	Warner Bros Discovery, Inc.*	721,977

		4,244,038

Financial Services – 0.3%
90,552	Banca Mediolanum SpA	2,089,567

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
5,121	Berkshire Hathaway, Inc. Class B*	$ 2,429,812
231	Corpay, Inc.*	83,576
6,247	Industrivarden AB Class A	354,292
6,433	Industrivarden AB Class C	351,757
8,313	Investor AB Class B	341,593
4,217	Mastercard, Inc. Class A	2,083,114
23,808	PayPal Holdings, Inc.	1,065,408
56,865	Poste Italiane SpA	1,679,274
8,195	Visa, Inc. Class A	2,674,520

		13,152,913

Food Products – 0.1%
2,696	Ajinomoto Co., Inc.	87,111
731	Archer-Daniels-Midland Co.	58,319
389	Danone SA	27,658
58,718	Saputo, Inc.	1,799,041
855,099	WH Group Ltd.(a)	986,815

		2,958,944

Gas Utilities – 0.0%
50,097	Italgas SpA	588,129
2,902	Naturgy Energy Group SA	96,125
18,612	Osaka Gas Co. Ltd.	625,449
25,876	Tokyo Gas Co. Ltd.	1,034,506

		2,344,209

Ground Transportation – 0.0%
646	JB Hunt Transport Services, Inc.	178,574
9,722	Uber Technologies, Inc.*	684,429

		863,003

Health Care Equipment & Supplies – 0.1%
2,321	BioMerieux	200,733
2,133	Boston Scientific Corp.*	103,045
16,052	Demant AS*	624,164
2,391	Dexcom, Inc.*	176,312
3,805	Fisher & Paykel Healthcare Corp. Ltd.	84,970
1,631	Hoya Corp.	276,988
519	IDEXX Laboratories, Inc.*	292,472
1,586	Insulet Corp.*	229,875
12,631	Koninklijke Philips NV	335,352
4,114	Olympus Corp.	46,122
2,920	ResMed, Inc.	556,465
54,856	Smith & Nephew PLC	817,654
2,773	Zimmer Biomet Holdings, Inc.	228,301

		3,972,453

Health Care Providers & Services – 0.1%
455	Cardinal Health, Inc.	89,544
2,676	Centene Corp.*	159,490
13,507	CVS Health Corp.	1,228,867

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,579	Elevance Health, Inc.	$ 620,847
1,673	HCA Healthcare, Inc.	633,297
5,460	Humana, Inc.	1,667,593
768	Labcorp Holdings, Inc.	199,726
1,665	Quest Diagnostics, Inc.	324,509
4,687	UnitedHealth Group, Inc.	1,782,513

		6,706,386

Hotels, Restaurants & Leisure – 0.1%
595	Airbnb, Inc. Class A*	79,319
9,325	Booking Holdings, Inc.	1,561,285
2,288	Domino’s Pizza, Inc.	710,607
8,935	Expedia Group, Inc.	2,017,434
547	Flutter Entertainment PLC*	53,048
6,302	Las Vegas Sands Corp.	318,692
15,335	Lottery Corp. Ltd.	59,570
3,834	Yum! Brands, Inc.	567,240
1,684	Zensho Holdings Co. Ltd.	85,138

		5,452,333

Household Durables – 0.0%
355	DR Horton, Inc.	52,217
272	Garmin Ltd.	63,626
133	NVR, Inc.*	811,938
3,181	PulteGroup, Inc.	375,931
3,285	SharkNinja, Inc.*	400,409

		1,704,121

Household Products – 0.0%
7,723	Colgate-Palmolive Co.	696,074
1,738	Henkel AG & Co. KGaA	126,055
3,411	Procter & Gamble Co.	489,683

		1,311,812

Insurance – 0.6%
27,796	Admiral Group PLC	1,229,933
1,186	Aflac, Inc.	133,330
20,425	Ageas SA	1,582,564
41,803	AIA Group Ltd.	438,504
3,048	Allianz SE	1,350,739
11,151	Allstate Corp.	2,298,110
1,081	Aon PLC Class A	341,661
12,336	Arch Capital Group Ltd.*	1,102,098
14,465	AXA SA	667,029
2,606	Chubb Ltd.	812,368
5,072	Cincinnati Financial Corp.	798,434
47,558	Daiichi Life Group, Inc.	485,968
153	Everest Group Ltd.	49,577
645	Fairfax Financial Holdings Ltd.	1,003,864
8,640	Gjensidige Forsikring ASA	238,339
10,902	Great-West Lifeco, Inc.	636,415
7,892	Harel Insurance Investments & Financial Services Ltd.	498,774

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
14,824	Hartford Insurance Group, Inc.	$ 1,884,575
3,267	iA Financial Corp., Inc.	407,306
14,359	Legal & General Group PLC	52,267
8,893	Mapfre SA	41,584
290	Marsh & McLennan Cos., Inc.	46,391
50,517	MS&AD Insurance Group Holdings, Inc.	1,351,882
1,028	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	539,875
26,115	Phoenix Financial Ltd.	1,724,826
6,320	Power Corp. of Canada	382,001
877	Principal Financial Group, Inc.	90,875
7,487	Progressive Corp.	1,425,525
66,542	Prudential PLC	946,730
68,833	QBE Insurance Group Ltd.	1,118,574
25,612	Sampo OYJ Class A	270,323
2,756	Swiss Re AG	412,949
11,581	T&D Holdings, Inc.	304,622
3,232	Talanx AG	386,600
19,916	Tokio Marine Holdings, Inc.	884,397
6,525	Travelers Cos., Inc.	1,904,582
13,576	Unipol Assicurazioni SpA	335,643
16,350	W.R. Berkley Corp.	1,038,879
1,160	Willis Towers Watson PLC	289,617
1,118	Zurich Insurance Group AG	793,935

		30,301,665

Interactive Media & Services – 0.7%
29,636	Alphabet, Inc. Class C	11,155,880
35,157	Alphabet, Inc. Class A	13,371,613
12,402	Meta Platforms, Inc. Class A	7,844,389
4,404	Reddit, Inc. Class A*	775,104

		33,146,986

IT Services – 0.2%
4,426	Accenture PLC Class A	827,972
17,818	Cognizant Technology Solutions Corp. Class A	993,443
36,366	Fujitsu Ltd.	774,599
3,434	International Business Machines Corp.	1,022,645
195	MongoDB, Inc.*	65,432
37,610	NEC Corp.	974,847
14,277	Otsuka Corp.	259,497
3,135	Twilio, Inc. Class A*	597,656
9,132	VeriSign, Inc.	2,606,090

		8,122,181

Leisure Products – 0.0%
8,318	Bandai Namco Holdings, Inc.	189,759

Life Sciences Tools & Services* – 0.1%
10,039	Illumina, Inc.	1,635,956

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services* – (continued)
671	Mettler-Toledo International, Inc.	$ 792,169

		2,428,125

Machinery – 0.2%
1,600	Caterpillar, Inc.	1,401,392
788	Cummins, Inc.	509,544
265	Dover Corp.	56,010
10,390	GEA Group AG	669,768
6,183	Graco, Inc.	466,507
753	Illinois Tool Works, Inc.	186,202
8,471	Knorr-Bremse AG	1,023,325
1,115	Nordson Corp.	320,373
9,289	Otis Worldwide Corp.	658,033
96	Parker-Hannifin Corp.	81,085
7,605	Sandvik AB	309,297
2,395	Snap-on, Inc.	889,048
95,233	Techtronic Industries Co. Ltd.	1,413,790
94	VAT Group AG(a)	73,394

		8,057,768

Marine Transportation – 0.0%
2,521	Kuehne & Nagel International AG	581,071
355,842	SITC International Holdings Co. Ltd.	1,574,506

		2,155,577

Media – 0.1%
20,330	Fox Corp. Class A	1,299,493
20,497	Fox Corp. Class B	1,176,323
12,031	News Corp. Class A	314,009

		2,789,825

Metals & Mining – 0.2%
619	Agnico Eagle Mines Ltd.	113,810
4,146	Barrick Mining Corp.	177,129
1,200	BHP Group Ltd.	53,422
870	Boliden AB	54,173
22,976	Endeavour Mining PLC	1,412,257
16,944	Fortescue Ltd.	272,135
37,343	Fresnillo PLC	1,640,827
59,275	Kinross Gold Corp.	1,800,629
10,819	Lundin Gold, Inc.	722,365
356	Mitsui Kinzoku Co. Ltd.	115,411
14,368	Newmont Corp.	1,577,750
5,460	Reliance, Inc.	2,079,004

		10,018,912

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
48,876	Annaly Capital Management, Inc.	1,067,941

Oil, Gas & Consumable Fuels – 0.2%
46,648	BP PLC	329,497
35,111	Cenovus Energy, Inc.	969,299

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
837	ConocoPhillips	$ 95,401
16,498	Devon Energy Corp.	733,996
23,033	ENEOS Holdings, Inc.	188,724
10,795	EOG Resources, Inc.	1,439,837
950	EQT Corp.	52,183
25,920	Equinor ASA	936,998
3,971	Expand Energy Corp.	369,224
8,576	Exxon Mobil Corp.	1,245,750
11,100	Galp Energia SGPS SA	241,897
13,290	Idemitsu Kosan Co. Ltd.	116,686
2,533	Imperial Oil Ltd.	300,528
19,723	Inpex Corp.	443,501
631	Marathon Petroleum Corp.	156,974
1,082	Occidental Petroleum Corp.	61,274
7,253	Shell PLC	306,478
31,570	Suncor Energy, Inc.	1,973,225
4,225	TotalEnergies SE	370,713
1,639	Valero Energy Corp.	401,260

		10,733,445

Passenger Airlines – 0.0%
32,311	Deutsche Lufthansa AG	321,253
2,534	United Airlines Holdings, Inc.*	290,903

		612,156

Personal Products – 0.0%
11,555	Estee Lauder Cos., Inc. Class A	1,027,817
1,394	Kao Corp.	53,386
74,519	Shiseido Co. Ltd.	1,313,854

		2,395,057

Pharmaceuticals – 0.5%
131,582	Astellas Pharma, Inc.	1,874,238
6,396	AstraZeneca PLC	1,187,510
30,807	Bayer AG	1,310,121
31,136	Bristol-Myers Squibb Co.	1,780,356
9,996	Eisai Co. Ltd.	248,530
3,648	Eli Lilly & Co.	4,031,040
60,304	GSK PLC	1,524,884
11,470	Ipsen SA	2,095,215
15,025	Johnson & Johnson	3,385,583
37,872	Kyowa Kirin Co. Ltd.	595,137
15,437	Merck & Co., Inc.	1,832,681
14,306	Novartis AG	2,151,766
545	Orion OYJ Class B	45,522
25,747	Otsuka Holdings Co. Ltd.	1,891,632
249	Roche Holding AG Class BR	107,091
3,551	Roche Holding AG	1,494,084
1,343	Takeda Pharmaceutical Co. Ltd.	42,870
1,517	Teva Pharmaceutical Industries Ltd. ADR*	53,580

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
467	UCB SA	$ 137,124

		25,788,964

Professional Services – 0.1%
5,978	Bureau Veritas SA	180,818
3,818	Leidos Holdings, Inc.	487,941
17,255	Recruit Holdings Co. Ltd.	1,153,853
8,978	SGS SA	1,020,396

		2,843,008

Real Estate Management & Development – 0.0%
34,091	CK Asset Holdings Ltd.	205,829
2,852	CoStar Group, Inc.*	91,834
18,555	Daito Trust Construction Co. Ltd.	368,577
6,104	FirstService Corp.	818,294
9,596	Sun Hung Kai Properties Ltd.	161,162

		1,645,696

Retail REITs* – 0.0%
6,245	Unibail-Rodamco-Westfield	721,917

Semiconductors & Semiconductor Equipment – 1.3%
2,492	Advanced Micro Devices, Inc.*	1,286,121
10,320	Advantest Corp.	1,687,273
6,255	Applied Materials, Inc.	2,815,125
866	ASML Holding NV	1,400,264
929	Astera Labs, Inc.*	318,508
20,665	Broadcom, Inc.	9,232,502
509	Intel Corp.*	58,372
498	Kioxia Holdings Corp.*	205,071
1,404	KLA Corp.	2,698,081
12,618	Lam Research Corp.	4,014,795
988	Lasertec Corp.	249,810
3,783	Micron Technology, Inc.	3,673,293
150	Monolithic Power Systems, Inc.	234,931
148,527	NVIDIA Corp.	31,359,991
927	ON Semiconductor Corp.*	111,815
10,208	QUALCOMM, Inc.	2,562,412
2,937	SCREEN Holdings Co. Ltd.	204,876
3,351	Teradyne, Inc.	1,254,313
843	Texas Instruments, Inc.	257,688
432	Tokyo Electron Ltd.	144,882

		63,770,123

Software – 0.6%
5,256	Adobe, Inc.*	1,362,408
4,080	AppLovin Corp. Class A*	2,501,407
7,672	Atlassian Corp. Class A*	825,584
2,859	Autodesk, Inc.*	661,315
103	Constellation Software, Inc.	210,896
204	Fair Isaac Corp.*	255,120
7,468	Fortinet, Inc.*	1,030,360
1,504	Intuit, Inc.	498,621

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
38,959	Microsoft Corp.	$ 17,540,900
1,130	Nebius Group NV*	261,132
15,677	Palantir Technologies, Inc. Class A*	2,454,078
368	PTC, Inc.*	51,053
4,054	Salesforce, Inc.	774,719
1,292	ServiceNow, Inc.*	160,686
3,608	Workday, Inc. Class A*	527,454
10,763	Zoom Communications, Inc.*	1,093,413

		30,209,146

Specialty Retail – 0.4%
409	AutoZone, Inc.*	1,200,493
28,008	Avolta AG	1,759,980
22,141	Best Buy Co., Inc.	1,725,891
699	Burlington Stores, Inc.*	226,357
918	Dick’s Sporting Goods, Inc.	208,909
107	Fast Retailing Co. Ltd.	55,451
51,294	H & M Hennes & Mauritz AB Class B	910,097
4,623	Home Depot, Inc.	1,466,138
379,758	Kingfisher PLC	1,466,307
6,846	Lowe’s Cos., Inc.	1,467,509
13,971	O’Reilly Automotive, Inc.*	1,213,800
6,053	Ross Stores, Inc.	1,402,662
14,635	TJX Cos., Inc.	2,264,766
3,851	Ulta Beauty, Inc.*	1,959,581
6,203	Williams-Sonoma, Inc.	1,262,745
37,200	Zalando SE*(a)	1,006,443

		19,597,129

Technology Hardware, Storage & Peripherals – 0.8%
88,959	Apple, Inc.	27,760,546
465	Dell Technologies, Inc. Class C	195,723
8,008	Everpure, Inc. Class A*	636,716
1,872	HP, Inc.	50,619
8,160	Logitech International SA	991,643
8,665	NetApp, Inc.	1,510,223
3,530	Seagate Technology Holdings PLC	3,105,694
5,397	Western Digital Corp.	2,866,940

		37,118,104

Textiles, Apparel & Luxury Goods – 0.1%
14,051	Asics Corp.	426,841
13,390	Deckers Outdoor Corp.*	1,524,451
8,388	Lululemon Athletica, Inc.*	1,100,338
5,584	Pandora AS	522,599
19,522	Tapestry, Inc.	2,839,670

		6,413,899

Tobacco – 0.0%
16,232	Altria Group, Inc.	1,129,423
5,564	Imperial Brands PLC	201,760

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Tobacco – (continued)
5,275	Philip Morris International, Inc.	$ 935,679

		2,266,862

Trading Companies & Distributors – 0.1%
6,439	Brenntag SE	423,465
25,313	Fastenal Co.	1,118,835
6,984	Ferguson Enterprises, Inc.	1,578,175
14,382	Rexel SA	614,160
706	Toromont Industries Ltd.	116,445
206	Watsco, Inc.	75,623
1,331	WW Grainger, Inc.	1,642,773

		5,569,476

Wireless Telecommunication Services – 0.0%
196,374	Airtel Africa PLC(a)	927,217
625	Millicom International Cellular SA	53,350
990	T-Mobile U.S., Inc.	185,655
580,138	Vodafone Group PLC	871,788

		2,038,010

TOTAL COMMON STOCKS (Cost $317,906,768)		$ 526,088,703

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures(b) – 0.1%
Sovereign – 0.1%
Federal Home Loan Bank Discount Notes
$ 2,243,000	0.000%	07/08/26	$ 2,233,594
Federal Home Loan Bank Discount Notes
2,052,000	0.000	08/12/26	2,035,798
Federal Home Loan Bank Discount Notes
900,000	0.000	07/24/26	894,722

TOTAL AGENCY DEBENTURES (Cost $5,166,978)			$ 5,164,114

Units	Expiration Date	Value

Warrants*(c) – 0.0%
Constellation Software, Inc.
264	03/31/40	$ —
(Cost $—)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.7%
U.S. Treasury Bills(b)
$100	0.000%	06/09/26	$ 100
3,100,000	0.000	06/11/26	3,096,882
2,036,400	0.000	06/25/26	2,031,486
4,346,900	0.000	06/30/26	4,334,251
6,217,700	0.000	07/02/26	6,198,380
407,300	0.000	07/09/26	405,743
4,083,400	0.000	07/30/26	4,059,120
625,900	0.000	08/25/26	620,623
1,827,700	0.000	09/08/26	1,809,605
1,901,800	0.000	09/15/26	1,881,548
787,000	0.000	09/22/26	778,063
3,204,300	0.000	10/15/26	3,160,472
3,195,700	0.000	10/22/26	3,149,452
3,198,600	0.000	10/29/26	3,149,969
808,600	0.000	11/05/26	795,721

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,474,704)			$ 35,471,415

Shares	Description	Value

Contingent Value Rights – 0.0%
Health Care Equipment & Supplies – 0.0%
580	ABIOMED, Inc.	$ 592
846	Hologic, Inc.	8

TOTAL CONTINGENT VALUE RIGHTS (Cost $600)		$ 600

Exchange Traded Funds – 77.5%
1,240,875	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(d)	$ 64,513,091
7,619,548	Goldman Sachs MarketBeta International Equity ETF(d)(e)	576,575,007
3,541,108	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(d)	243,928,516
6,269,664	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(d)(e)	383,102,803
11,472,369	Goldman Sachs MarketBeta U.S. Equity ETF(d)	1,198,059,495
2,816,254	iShares Core MSCI EAFE ETF	276,049,217
6,792,694	iShares Core MSCI Emerging Markets ETF	566,986,168
2,448,943	iShares MSCI EAFE Small-Cap ETF	211,809,080
1,940,133	State Street SPDR Portfolio S&P 500 Growth ETF	235,726,160

TOTAL EXCHANGE TRADED FUNDS (Cost $2,269,496,747)		$3,756,749,537

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(d) – 8.1%
Goldman Sachs Central Government Fund — Institutional Shares
393,972,414	3.683%	$ 393,972,414
(Cost $393,972,414)

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
418,550	3.532%	$ 418,550
(Cost $418,550)

TOTAL INVESTMENTS – 97.3% (Cost $3,022,436,761)		$4,717,865,333

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		129,132,857

NET ASSETS – 100.0%		$4,846,998,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an affiliated issuer.

(e)	All or a portion of security is on loan.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	25,680,000	USD	18,189,181	06/17/26	$261,439
	CHF	5,950,000	USD	7,503,408	06/17/26	134,971
	DKK	3,510,000	USD	545,095	06/17/26	3,243
	EUR	25,790,000	USD	29,914,724	06/17/26	191,929
	GBP	8,395,000	USD	11,135,577	06/17/26	169,554
	ILS	40,000	USD	13,281	06/17/26	907
	NOK	6,350,000	USD	679,869	06/17/26	6,670
	NZD	200,000	USD	115,686	06/17/26	4,160
	SEK	30,600,000	USD	3,244,809	06/17/26	72,627
	SGD	180,000	USD	140,756	06/17/26	475
	USD	11,756,962	BRL	58,940,000	06/02/26	81,728
	USD	11,821,013	CAD	16,200,000	06/17/26	60,667
	USD	81,213,548	CHF	62,640,000	06/17/26	798,743
	USD	13,265,736	DKK	84,710,000	06/17/26	32,184
	USD	303,142,400	EUR	259,070,000	06/17/26	710,041
	USD	15,845,321	HKD	123,390,000	06/17/26	89,897
	USD	201,322,370	JPY	31,325,000,000	06/17/26	4,327,816
	USD	11,900,059	KRW	17,470,000,000	06/17/26	310,817
	USD	40,944,456	SEK	373,500,000	06/17/26	452,226
	USD	11,931,499	SGD	15,100,000	06/17/26	83,776

TOTAL						$7,793,870

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	58,940,000	USD	11,790,547	06/02/26	$(115,313)
	BRL	58,940,000	USD	11,672,905	07/02/26	(82,874)
	CAD	73,170,000	USD	53,799,101	06/17/26	(681,538)
	GBP	60,000	USD	81,385	06/17/26	(586)
	HKD	10,050,000	USD	1,286,404	06/17/26	(3,139)
	ILS	200,000	USD	71,123	06/17/26	(184)
	INR	1,095,500,000	USD	11,663,474	06/17/26	(156,122)
	JPY	3,168,000,000	USD	20,089,304	06/17/26	(166,598)
	SGD	260,000	USD	205,415	06/17/26	(1,414)
	USD	57,689,141	AUD	81,620,000	06/17/26	(953,364)
	USD	2,713,901	CHF	2,120,000	06/17/26	(7,673)
	USD	976,115	DKK	6,250,000	06/17/26	(271)
	USD	9,967,107	EUR	8,540,000	06/17/26	(2,293)
	USD	28,813	GBP	21,408	06/03/26	(17)
	USD	125,343,067	GBP	93,730,000	06/17/26	(878,502)
	USD	6,844,469	ILS	21,000,000	06/17/26	(604,040)
	USD	11,768,879	JPY	1,872,000,000	06/17/26	(3,629)
	USD	5,880,812	NOK	56,700,000	06/17/26	(249,392)
	USD	1,595,253	NZD	2,680,000	06/17/26	(10,671)
	USD	606,857	SEK	5,625,000	06/17/26	(2,965)
	USD	188,226	SGD	240,000	06/17/26	(83)

TOTAL						$(3,920,668)

FUTURES CONTRACTS — At May 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,081	06/18/26	$304,273,415	$43,426,644
S&P 500 E-Mini Index	1,294	06/18/26	491,445,025	56,208,663
S&P Toronto Stock Exchange 60 Index	495	06/18/26	145,263,192	8,554,572

TOTAL FUTURES CONTRACTS				$108,189,879

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

BABXBGV1 Index(a)	0.000%(b)	BofA Securities LLC	03/16/27		$105,134	$(747)
BACVCL5X Index	0.000(b)	BofA Securities LLC	03/17/27		6,948	—
BAES0510 Index	ESTR+0.000(b)	BofA Securities LLC	03/17/27	EUR	43,923	(1,368)
BAUS0510 Index(a)	0.000(b)	BofA Securities LLC	03/17/27		50,444	(344)
CIEQDUG2 Index	0.000(b)	Citibank NA	07/27/26		29,816	(305,266)
CIEQDUG2 Index	0.000(b)	Citibank NA	07/27/26		2,779	(28,456)
CIEQDUG2 Index	0.000(b)	Citibank NA	10/02/26		2,787	(28,529)
CIEQDUG2 Index	0.000(b)	Citibank NA	12/03/26		3,472	(35,550)
CIEQDUG2 Index	0.000(b)	Citibank NA	01/06/27		2,755	(28,211)
CIEQDUG2 Index	0.000(b)	Citibank NA	03/11/27		2,860	(29,283)
CIEQDUG2 Index	12MSOFR-010(b)	Citibank NA	04/02/27		993	(10,171)
CIEQDUG2 Index	0.000(c)	Citibank NA	04/29/27		1,395	(14,282)

TOTAL						$(482,207)

(a)	The top 50 components are shown below.
(b)	Payments made monthly.
(c)	Payments made at maturity.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BABXBGV1) of Futures & Options

Caption	Security Type	Shares	Value	Weight

LME Nickel	Futures	—	$(48)	0.1%
LME Zinc	Futures	—	(51)	0.1
LME Copper	Futures	—	(67)	0.1
LME Copper	Futures	—	(84)	0.1
LME Copper	Futures	—	(1)	0.0
LME Nickel	Futures	—	(1)	0.0
LME Zinc	Futures	—	(1)	0.0
LME Nickel	Futures	—	(7)	0.0
LME Zinc	Futures	—	(16)	0.0
LME Copper	Futures	—	(21)	0.0
LME Zinc	Futures	—	(23)	0.0
LME Nickel	Futures	—	(23)	0.0
LME Copper	Futures	—	(37)	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Copper	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
CME Lumber	Options	—	—	0.0
LME Copper	Options	—	—	0.0
LME Copper	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Copper	Options	—	—	0.0
LME Zinc	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Nickel	Options	—	—	0.0
LME Copper	Options	—	—	0.0

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaptions

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 28/01/26	Swaption	—	$—	0.0%
ATMF Straddle, 11/01/26	Swaption	—	—	0.0
ATMF Straddle, 25/01/26	Swaption	—	—	0.0
ATMF Straddle, 18/01/26	Swaption	—	—	0.0
ATMF Straddle, 08/01/26	Swaption	—	—	0.0
ATMF Straddle, 29/01/26	Swaption	—	—	0.0
ATMF Straddle, 20/01/26	Swaption	—	—	0.0
ATMF Straddle, 01/01/26	Swaption	—	—	0.0
ATMF Straddle, 04/01/26	Swaption	—	—	0.0
ATMF Straddle, 31/01/26	Swaption	—	—	0.0
ATMF Straddle, 06/01/26	Swaption	—	—	0.0
ATMF Straddle, 14/01/26	Swaption	—	—	0.0
ATMF Straddle, 11/01/26	Swaption	—	—	0.0
ATMF Straddle, 18/01/26	Swaption	—	—	0.0
ATMF Straddle, 24/01/26	Swaption	—	—	0.0
ATMF Straddle, 17/01/26	Swaption	—	—	0.0
ATMF Straddle, 05/01/26	Swaption	—	—	0.0
ATMF Straddle, 17/01/26	Swaption	—	—	0.0
ATMF Straddle, 29/01/26	Swaption	—	—	0.0
ATMF Straddle, 25/01/26	Swaption	—	—	0.0
ATMF Straddle, 12/01/26	Swaption	—	—	0.0
ATMF Straddle, 03/01/26	Swaption	—	—	0.0
ATMF Straddle, 21/01/26	Swaption	—	—	0.0
ATMF Straddle, 10/01/26	Swaption	—	—	0.0
ATMF Straddle, 22/01/26	Swaption	—	—	0.0
ATMF Straddle, 26/01/26	Swaption	—	—	0.0
ATMF Straddle, 19/01/26	Swaption	—	—	0.0
ATMF Straddle, 15/01/26	Swaption	—	—	0.0
ATMF Straddle, 24/01/26	Swaption	—	—	0.0
ATMF Straddle, 01/01/26	Swaption	—	—	0.0
ATMF Straddle, 08/01/26	Swaption	—	—	0.0
ATMF Straddle, 10/01/26	Swaption	—	—	0.0
ATMF Straddle, 03/01/26	Swaption	—	—	0.0
ATMF Straddle, 15/01/26	Swaption	—	—	0.0
ATMF Straddle, 27/01/26	Swaption	—	—	0.0
ATMF Straddle, 20/01/26	Swaption	—	—	0.0
ATMF Straddle, 13/01/26	Swaption	—	—	0.0
ATMF Straddle, 06/01/26	Swaption	—	—	0.0
ATMF Straddle, 30/01/26	Swaption	—	—	0.0
ATMF Straddle, 09/01/26	Swaption	—	—	0.0
ATMF Straddle, 23/01/26	Swaption	—	—	0.0
ATMF Straddle, 16/01/26	Swaption	—	—	0.0
ATMF Straddle, 02/01/26	Swaption	—	—	0.0
ATMF Straddle, 25/01/26	Swaption	—	—	0.0
ATMF Straddle, 04/01/26	Swaption	—	—	0.0
ATMF Straddle, 11/01/26	Swaption	—	—	0.0
ATMF Straddle, 22/01/26	Swaption	—	—	0.0
ATMF Straddle, 07/01/26	Swaption	—	—	0.0
ATMF Straddle, 13/01/26	Swaption	—	—	0.0
ATMF Straddle, 27/01/26	Swaption	—	—	0.0

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.209	06/17/2026	9,258,000	CHF	9,258,000	$12	$174,711	$(174,699)
Call CHF/Put NOK	MS & Co. Int. PLC		14.297	09/16/2026	12,790,000		12,790,000	1,376	219,030	(217,654)
Call CHF/Put NOK	MS & Co. Int. PLC		14.658	12/16/2026	12,658,000		12,658,000	10,135	203,393	(193,258)
Call CHF/Put NOK	MS & Co. Int. PLC		14.016	03/17/2027	6,069,000		6,069,000	35,378	131,070	(95,692)
Call CHF/Put SEK	MS & Co. Int. PLC		13.248	06/17/2026	10,517,000		10,517,000	13	196,666	(196,653)
Call CHF/Put SEK	MS & Co. Int. PLC		13.045	09/16/2026	14,676,000		14,676,000	12,033	219,968	(207,935)
Call CHF/Put SEK	MS & Co. Int. PLC		12.920	12/16/2026	14,434,000		14,434,000	72,896	225,565	(152,669)
Call CHF/Put SEK	MS & Co. Int. PLC		13.176	03/17/2027	6,961,000		6,961,000	48,211	126,165	(77,954)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.883	06/17/2026	807,229,000	JPY	807,229,000	5	82,485	(82,480)
Call JPY/Put KRW	MS & Co. Int. PLC		10.589	09/16/2026	1,176,981,000		1,176,981,000	12,674	107,071	(94,397)
Call JPY/Put KRW	MS & Co. Int. PLC		10.715	12/16/2026	1,221,949,000		1,221,949,000	34,257	104,448	(70,191)
Call JPY/Put KRW	MS & Co. Int. PLC		10.678	03/17/2027	568,140,000		568,140,000	31,160	53,887	(22,727)
Call USD/Put CAD	MS & Co. Int. PLC		$1.425	06/17/2026	29,120,000		$29,120,000	320	192,774	(192,454)
Call USD/Put CAD	MS & Co. Int. PLC		1.429	09/16/2026	41,095,000		41,095,000	43,479	268,104	(224,625)
Call USD/Put CAD	MS & Co. Int. PLC		1.431	12/16/2026	39,171,000		39,171,000	102,393	243,683	(141,290)
Call USD/Put CAD	MS & Co. Int. PLC		1.431	03/17/2027	15,145,000		15,145,000	64,124	123,250	(59,126)
Call USD/Put CLP	MS & Co. Int. PLC		1,093.270	06/17/2026	9,575,000		9,575,000	10	165,245	(165,235)
Call USD/Put CLP	MS & Co. Int. PLC		1,092.440	09/16/2026	13,030,000		13,030,000	11,922	225,015	(213,093)
Call USD/Put CLP	MS & Co. Int. PLC		1,040.580	12/16/2026	16,388,000		16,388,000	95,378	238,822	(143,444)
Call USD/Put CLP	MS & Co. Int. PLC		1,050.690	03/17/2027	6,307,000		6,307,000	54,757	118,439	(63,682)
Call USD/Put KRW	MS & Co. Int. PLC		1,493.850	06/17/2026	6,659,000		6,659,000	98,307	86,301	12,006
Call USD/Put KRW	MS & Co. Int. PLC		1,581.730	12/16/2026	9,704,000		9,704,000	117,642	98,204	19,438
Call USD/Put KRW	MS & Co. Int. PLC		1,642.100	03/17/2027	3,801,000		3,801,000	37,717	49,983	(12,266)
Call USD/Put MXN	MS & Co. Int. PLC		22.541	06/17/2026	5,275,000		5,275,000	5	79,816	(79,811)
Call USD/Put MXN	MS & Co. Int. PLC		21.614	09/15/2026	7,000,000		7,000,000	2,688	102,963	(100,275)
Call USD/Put SEK	MS & Co. Int. PLC		10.537	06/17/2026	6,149,000		6,149,000	6	92,419	(92,413)
Call USD/Put SEK	MS & Co. Int. PLC		10.074	09/16/2026	8,468,000		8,468,000	13,930	109,178	(95,248)
Call USD/Put SEK	MS & Co. Int. PLC		10.040	12/16/2026	8,810,000		8,810,000	43,565	101,271	(57,706)
Call USD/Put SEK	MS & Co. Int. PLC		10.227	03/17/2027	7,833,000		7,833,000	46,324	119,124	(72,800)

					4,095,192,000			$990,717	$4,259,050	$(3,268,333)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	81.740	06/17/2026	22,311,000	AUD	22,311,000	16	247,996	(247,980)
Put AUD/Call JPY	MS & Co. Int. PLC		86.090	09/16/2026	31,651,000		31,651,000	1,433	319,774	(318,341)
Put AUD/Call JPY	MS & Co. Int. PLC		90.000	12/16/2026	29,642,000		29,642,000	27,420	309,709	(282,289)
Put AUD/Call JPY	MS & Co. Int. PLC		97.950	03/17/2027	13,359,000		13,359,000	66,223	154,338	(88,115)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put AUD/Call USD	MS & Co. Int. PLC	AUD	0.597	06/17/2026	9,287,000	AUD	9,287,000	$7	$85,603	$(85,596)
Put AUD/Call USD	MS & Co. Int. PLC		0.613	09/16/2026	12,942,000		12,942,000	1,535	109,790	(108,255)
Put AUD/Call USD	MS & Co. Int. PLC		0.607	12/16/2026	11,836,000		11,836,000	9,018	101,388	(92,370)
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	94.010	06/17/2026	11,261,000	CAD	11,261,000	8	124,720	(124,712)
Put CAD/Call JPY	MS & Co. Int. PLC		95.680	09/16/2026	16,416,000		16,416,000	1,107	159,363	(158,256)
Put CAD/Call JPY	MS & Co. Int. PLC		102.300	12/16/2026	16,531,000		16,531,000	28,262	148,898	(120,636)
Put CAD/Call JPY	MS & Co. Int. PLC		104.900	03/17/2027	8,073,000		8,073,000	39,725	87,932	(48,207)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	75.890	06/17/2026	11,647,000	NZD	11,647,000	7	118,093	(118,086)
Put NZD/Call JPY	MS & Co. Int. PLC		77.260	09/16/2026	16,878,000		16,878,000	1,951	147,016	(145,065)
Put NZD/Call JPY	MS & Co. Int. PLC		79.800	12/16/2026	17,065,000		17,065,000	20,868	153,976	(133,108)
Put NZD/Call JPY	MS & Co. Int. PLC		82.370	03/17/2027	7,978,000		7,978,000	28,665	77,864	(49,199)
Put NZD/Call USD	MS & Co. Int. PLC		0.554	06/17/2026	5,047,000		5,047,000	9	43,582	(43,573)
Put NZD/Call USD	MS & Co. Int. PLC		0.550	09/16/2026	7,151,000		7,151,000	5,756	53,036	(47,280)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	13,447,000		13,447,000	20,913	101,290	(80,377)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	6,451,000		6,451,000	20,900	52,998	(32,098)

					268,973,000			$273,823	$2,597,366	$(2,323,543)

Total purchased option contracts					4,364,165,000			$1,264,540	$6,856,416	$(5,591,876)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,250.000	06/05/2026	(32)	EUR	(20,000,000)	$(1,605)	$(3,633)	$2,028
Euro Stoxx 50 Index		6,150.000	06/12/2026	(33)		(20,295,000)	(15,935)	(8,367)	(7,568)
Euro Stoxx 50 Index		6,375.000	06/19/2026	(32)		(20,400,000)	(3,286)	(5,967)	2,681
FTSE 100 Index	GBP	10,800.000	06/19/2026	(4)	GBP	(4,320,000)	(754)	(748)	(6)
FTSE 100 Index		10,825.000	06/19/2026	(4)		(4,330,000)	(619)	(1,165)	546
FTSE 100 Index		10,875.000	06/19/2026	(5)		(5,437,500)	(538)	(753)	215
FTSE 100 Index		10,900.000	06/19/2026	(6)		(6,540,000)	(525)	(1,610)	1,085
FTSE 100 Index		10,950.000	06/19/2026	(3)		(3,285,000)	(182)	(1,043)	861
FTSE 100 Index		11,100.000	06/19/2026	(2)		(2,220,000)	(40)	(619)	579
FTSE 100 Index		11,025.000	07/17/2026	(2)		(2,205,000)	(687)	(603)	(84)
Nikkei 225 Index	JPY	64,750.000	06/12/2026	(3)	JPY	(19,425,000)	(48,316)	(15,826)	(32,490)
Nikkei 225 Index		65,500.000	06/12/2026	(3)		(19,650,000)	(38,332)	(18,465)	(19,867)
Nikkei 225 Index		66,000.000	06/12/2026	(1)		(6,600,000)	(11,082)	(2,589)	(8,493)
Nikkei 225 Index		67,000.000	06/12/2026	(4)		(26,800,000)	(28,255)	(10,881)	(17,374)
Nikkei 225 Index		69,000.000	06/12/2026	(3)		(20,700,000)	(9,325)	(3,274)	(6,051)
Nikkei 225 Index		69,500.000	06/12/2026	(1)		(6,950,000)	(2,480)	(2,101)	(379)
Nikkei 225 Index		67,500.000	07/10/2026	(1)		(6,750,000)	(13,468)	(5,338)	(8,130)
Nikkei 225 Index		73,000.000	07/10/2026	(2)		(14,600,000)	(7,346)	(6,058)	(1,288)
S&P 500 Index		$7,610.000	06/01/2026	(17)		$(12,937,000)	(16,660)	(19,422)	2,762
S&P 500 Index		7,575.000	06/03/2026	(13)		(9,847,500)	(51,415)	(32,945)	(18,470)
S&P 500 Index		7,670.000	06/03/2026	(16)		(12,272,000)	(6,560)	(9,382)	2,822
S&P 500 Index		7,705.000	06/05/2026	(16)		(12,328,000)	(8,000)	(9,416)	1,416
S&P 500 Index		7,750.000	06/10/2026	(12)		(9,300,000)	(7,680)	(16,164)	8,484
S&P 500 Index		7,700.000	06/17/2026	(13)		(10,010,000)	(45,240)	(20,060)	(25,180)
S&P 500 Index		7,875.000	06/24/2026	(12)		(9,450,000)	(12,060)	(15,136)	3,076

				(240)			$(330,390)	$(211,565)	$(118,825)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
Euro Stoxx 50 Index	EUR	5,575.000	06/05/2026	(63)	EUR	(35,122,500)	$(367)	$(28,704)	$28,337
Euro Stoxx 50 Index		5,475.000	06/12/2026	(65)		(35,587,500)	(1,971)	(22,789)	20,818
Euro Stoxx 50 Index		5,700.000	06/19/2026	(64)		(36,480,000)	(13,810)	(14,319)	509
FTSE 100 Index	GBP	9,700.000	06/19/2026	(8)	GBP	(7,760,000)	(1,185)	(6,808)	5,623
FTSE 100 Index		9,725.000	06/19/2026	(5)		(4,862,500)	(808)	(4,249)	3,441
FTSE 100 Index		9,775.000	06/19/2026	(3)		(2,932,500)	(545)	(3,426)	2,881
FTSE 100 Index		9,875.000	06/19/2026	(10)		(9,875,000)	(2,357)	(11,421)	9,064
FTSE 100 Index		9,950.000	06/19/2026	(1)		(995,000)	(283)	(287)	4
FTSE 100 Index		10,025.000	06/19/2026	(12)		(12,030,000)	(4,283)	(6,746)	2,463
FTSE 100 Index		10,100.000	06/19/2026	(8)		(8,080,000)	(3,609)	(3,243)	(366)
FTSE 100 Index		9,875.000	07/17/2026	(1)		(987,500)	(653)	(690)	37
FTSE 100 Index		9,950.000	07/17/2026	(4)		(3,980,000)	(3,043)	(3,037)	(6)
Nikkei 225 Index	JPY	52,250.000	06/12/2026	(2)	JPY	(10,450,000)	(314)	(8,537)	8,223
Nikkei 225 Index		53,625.000	06/12/2026	(3)		(16,087,500)	(621)	(14,484)	13,863
Nikkei 225 Index		54,250.000	06/12/2026	(5)		(27,125,000)	(1,162)	(10,545)	9,383
Nikkei 225 Index		54,375.000	06/12/2026	(6)		(32,625,000)	(1,432)	(12,812)	11,380
Nikkei 225 Index		55,250.000	06/12/2026	(5)		(27,625,000)	(1,476)	(6,147)	4,671
Nikkei 225 Index		58,250.000	06/12/2026	(6)		(34,950,000)	(3,767)	(19,540)	15,773
Nikkei 225 Index		61,000.000	06/12/2026	(3)		(18,300,000)	(4,314)	(5,343)	1,029
Nikkei 225 Index		53,250.000	07/10/2026	(2)		(10,650,000)	(2,888)	(5,336)	2,448
Nikkei 225 Index		58,500.000	07/10/2026	(4)		(23,400,000)	(14,190)	(15,940)	1,750
S&P 500 Index		$7,295.000	06/01/2026	(33)		$(24,073,500)	(990)	(43,728)	42,738
S&P 500 Index		6,950.000	06/03/2026	(26)		(18,070,000)	(780)	(72,680)	71,900
S&P 500 Index		7,385.000	06/03/2026	(33)		(24,370,500)	(9,405)	(47,880)	38,475
S&P 500 Index		7,445.000	06/05/2026	(32)		(23,824,000)	(34,880)	(43,286)	8,406
S&P 500 Index		7,075.000	06/10/2026	(25)		(17,687,500)	(7,063)	(91,244)	84,181
S&P 500 Index		7,025.000	06/17/2026	(25)		(17,562,500)	(16,750)	(94,680)	77,930
S&P 500 Index		7,225.000	06/24/2026	(25)		(18,062,500)	(53,875)	(90,964)	37,089

				(479)			$(186,821)	$(688,865)	$502,044

Total written option contracts				(719)			$(517,211)	$(900,430)	$383,219

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.000	06/12/2026	1,712	$4,280,000	$1,433,800	$2,734,522	$(1,300,722)
3 Month SOFR	96.250	06/12/2026	658	1,645,000	143,938	935,558	(791,620)
3 Month SOFR	96.500	06/12/2026	408	1,020,000	2,550	449,600	(447,050)
3 Month SOFR	96.625	06/12/2026	580	1,450,000	3,625	914,846	(911,221)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	3,088	766,846	(763,758)
3 Month SOFR	97.000	06/12/2026	998	2,495,000	6,238	663,131	(656,893)
3 Month SOFR	97.125	06/12/2026	408	1,020,000	2,550	209,900	(207,350)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$97.250	06/12/2026	1,469	$3,672,500	$9,181	$700,654	$(691,473)
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	1,200,000	2,747,337	(1,547,337)
3 Month SOFR	96.375	09/11/2026	658	1,645,000	69,913	947,402	(877,489)
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	93,375	1,413,440	(1,320,065)
3 Month SOFR	96.625	09/11/2026	559	1,397,500	31,444	930,634	(899,190)
3 Month SOFR	97.000	09/11/2026	1,398	3,495,000	52,425	1,086,190	(1,033,765)
3 Month SOFR	97.250	09/11/2026	1,143	2,857,500	35,718	745,190	(709,472)
3 Month SOFR	96.000	12/11/2026	2,008	5,020,000	1,581,300	4,045,036	(2,463,736)
3 Month SOFR	96.375	12/11/2026	620	1,550,000	174,375	962,438	(788,063)
3 Month SOFR	96.500	12/11/2026	2,891	7,227,500	632,406	4,082,654	(3,450,248)
3 Month SOFR	96.000	03/12/2027	1,952	4,880,000	1,793,400	4,103,026	(2,309,626)
3 Month SOFR	96.250	03/12/2027	1,302	3,255,000	764,925	2,606,552	(1,841,627)
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	469,700	1,641,665	(1,171,965)
3 Month SOFR	97.250	03/12/2027	6,517	16,292,500	936,819	3,139,298	(2,202,479)
3 Month SOFR	96.000	06/11/2027	1,731	4,327,500	1,850,006	3,725,043	(1,875,037)
3 Month SOFR	96.250	06/11/2027	1,302	3,255,000	984,638	2,671,652	(1,687,014)
3 Month SOFR	96.500	06/11/2027	4,249	10,622,500	2,257,281	6,284,041	(4,026,760)
3 Month SOFR	96.250	09/10/2027	1,323	3,307,500	1,207,237	2,681,668	(1,474,431)
3 Month SOFR	96.500	09/10/2027	3,685	9,212,500	2,464,344	5,815,135	(3,350,791)
3 Month SOFR	97.000	09/10/2027	1,263	3,157,500	457,838	965,513	(507,675)
3 Month SOFR	96.375	12/10/2027	1,464	3,660,000	1,354,200	2,452,141	(1,097,941)
3 Month SOFR	96.500	12/10/2027	4,565	11,412,500	3,652,000	7,415,047	(3,763,047)
3 Month SOFR	96.250	03/10/2028	1,387	3,467,500	1,681,738	2,719,505	(1,037,767)
3 Month SOFR	96.375	03/10/2028	4,021	10,052,500	4,297,444	7,390,869	(3,093,425)
3 Month SOFR	96.250	06/16/2028	1,362	3,405,000	1,779,113	2,760,720	(981,607)

TOTAL			56,204	$140,510,000	$31,426,609	$80,707,253	$(49,280,644)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipt

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 39.8%
Aerospace & Defense – 0.8%
1,172	Axon Enterprise, Inc.*	$ 525,900
11,667	Boeing Co.*	2,696,827
3,770	General Dynamics Corp.	1,307,511
15,581	General Electric Co.	5,044,505
5,956	Howmet Aerospace, Inc.	1,538,137
583	Huntington Ingalls Industries, Inc.	179,663
2,775	L3Harris Technologies, Inc.	874,625
3,008	Lockheed Martin Corp.	1,595,594
1,982	Northrop Grumman Corp.	1,117,214
19,940	RTX Corp.	3,582,420
2,587	Textron, Inc.	237,383
839	TransDigm Group, Inc.	1,055,730

		19,755,509

Air Freight & Logistics – 0.1%
1,762	CH Robinson Worldwide, Inc.	314,781
1,991	Expeditors International of
	Washington, Inc.	314,558
3,213	FedEx Corp.	1,322,953
10,978	United Parcel Service, Inc. Class B	1,171,243

		3,123,535

Automobile Components* – 0.0%
3,160	Aptiv PLC	214,690

Automobiles – 0.8%
58,213	Ford Motor Co.	1,015,235
13,429	General Motors Co.	1,117,830
41,780	Tesla, Inc.*	18,207,306

		20,340,371

Banks – 1.2%
98,573	Bank of America Corp.	5,086,367
25,960	Citigroup, Inc.	3,268,364
6,313	Citizens Financial Group, Inc.	393,047
13,371	Fifth Third Bancorp	667,614
30,154	Huntington Bancshares, Inc.	493,319
40,053	JPMorgan Chase & Co.	11,988,263
13,920	KeyCorp	296,914
6,000	PNC Financial Services Group, Inc.	1,326,720
12,895	Regions Financial Corp.	361,060
18,755	Truist Financial Corp.	904,179
23,092	U.S. Bancorp	1,266,596
45,942	Wells Fargo & Co.	3,562,343

		29,614,786

Beverages – 0.4%
2,538	Brown-Forman Corp. Class B	65,277
57,512	Coca-Cola Co.	4,544,023
2,086	Constellation Brands, Inc. Class A	289,579
20,182	Keurig Dr. Pepper, Inc.	606,065
2,515	Molson Coors Beverage Co. Class B	99,418
10,595	Monster Beverage Corp.*	933,208
20,302	PepsiCo, Inc.	2,927,345

		9,464,915

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – 0.6%
26,255	AbbVie, Inc.	$ 5,716,239
7,999	Amgen, Inc.	2,693,983
2,180	Biogen, Inc.*	427,280
18,431	Gilead Sciences, Inc.	2,477,679
2,483	Incyte Corp.*	240,205
5,166	Moderna, Inc.*	243,784
1,497	Regeneron Pharmaceuticals, Inc.	920,326
3,773	Vertex Pharmaceuticals, Inc.*	1,688,568

		14,408,064

Broadline Retail – 1.7%
145,120	Amazon.com, Inc.*	39,275,277
6,715	eBay, Inc.	733,748

		40,009,025

Building Products – 0.2%
1,670	A.O. Smith Corp.	94,722
1,278	Allegion PLC	166,230
1,643	Builders FirstSource, Inc.*	125,295
11,672	Carrier Global Corp.	745,491
9,093	Johnson Controls International PLC	1,219,008
474	Lennox International, Inc.	238,024
3,025	Masco Corp.	212,506
3,288	Trane Technologies PLC	1,483,874

		4,285,150

Capital Markets – 1.0%
1,356	Ameriprise Financial, Inc.	604,383
3,060	ARES Management Corp. Class A	393,210
10,224	Bank of New York Mellon Corp.	1,425,532
2,144	Blackrock, Inc.	2,244,511
11,122	Blackstone, Inc.	1,300,940
1,555	Cboe Global Markets, Inc.	518,686
24,813	Charles Schwab Corp.	2,167,416
5,357	CME Group, Inc.	1,465,354
3,313	Coinbase Global, Inc. Class A*	626,256
551	FactSet Research Systems, Inc.	135,254
4,564	Franklin Resources, Inc.	141,575
6,616	Interactive Brokers Group, Inc. Class A	575,393
8,436	Intercontinental Exchange, Inc.	1,247,263
6,596	Invesco Ltd.	187,722
10,197	KKR & Co., Inc.	978,300
2,279	Moody’s Corp.	1,032,957
17,872	Morgan Stanley	3,717,376
1,091	MSCI, Inc.	688,836
6,671	Nasdaq, Inc.	617,201
2,768	Northern Trust Corp.	457,966
2,606	Raymond James Financial, Inc.	373,726
11,741	Robinhood Markets, Inc. Class A*	1,107,176
4,546	S&P Global, Inc.	1,927,504
4,146	State Street Corp.	645,283

		24,579,820

Chemicals – 0.4%
3,308	Air Products & Chemicals, Inc.	921,675
1,751	Albemarle Corp.	308,911

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
2,317	CF Industries Holdings, Inc.	$ 260,315
9,991	Corteva, Inc.	782,096
10,659	Dow, Inc.	359,741
6,079	DuPont de Nemours, Inc.	294,345
3,787	Ecolab, Inc.	969,472
3,804	International Flavors & Fragrances, Inc.	289,294
6,937	Linde PLC	3,452,476
3,825	LyondellBasell Industries NV Class A	254,936
4,715	Mosaic Co.	112,689
3,334	PPG Industries, Inc.	376,675
3,425	Sherwin-Williams Co.	1,040,652

		9,423,277

Commercial Services & Supplies – 0.2%
5,049	Cintas Corp.	864,692
13,230	Copart, Inc.*	433,547
2,989	Republic Services, Inc.	599,115
4,360	Rollins, Inc.	207,536
3,689	Veralto Corp.	303,346
5,512	Waste Management, Inc.	1,165,568

		3,573,804

Communications Equipment – 0.5%
15,340	Arista Networks, Inc.*	2,446,270
2,092	Ciena Corp.*	1,213,841
58,696	Cisco Systems, Inc.	7,068,172
840	F5, Inc.*	322,098
1,061	Lumentum Holdings, Inc.*	907,113
2,461	Motorola Solutions, Inc.	992,472

		12,949,966

Construction & Engineering – 0.1%
523	Comfort Systems USA, Inc.	956,154
665	EMCOR Group, Inc.	549,835
2,215	Quanta Services, Inc.	1,576,482

		3,082,471

Construction Materials – 0.0%
896	Martin Marietta Materials, Inc.	521,149
1,963	Vulcan Materials Co.	555,372

		1,076,521

Consumer Finance – 0.2%
7,956	American Express Co.	2,517,835
9,286	Capital One Financial Corp.	1,745,118
5,164	Synchrony Financial	368,916

		4,631,869

Consumer Staples Distribution & Retail – 0.7%
551	Casey’s General Stores, Inc.	422,694
6,594	Costco Wholesale Corp.	6,305,974
3,270	Dollar General Corp.	361,695
2,747	Dollar Tree, Inc.*	319,861
8,649	Kroger Co.	537,535
7,115	Sysco Corp.	539,388
6,727	Target Corp.	854,800

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
65,121	Walmart, Inc.	$ 7,537,756

		16,879,703

Containers & Packaging – 0.1%
6,864	Amcor PLC	266,460
1,148	Avery Dennison Corp.	182,612
3,981	Ball Corp.	217,641
7,844	International Paper Co.	262,539
1,328	Packaging Corp. of America	290,713
7,761	Smurfit Westrock PLC	319,365

		1,539,330

Distributors – 0.0%
2,067	Genuine Parts Co.	204,013
487	Pool Corp.	88,342

		292,355

Diversified Telecommunication Services – 0.3%
103,997	AT&T, Inc.	2,579,126
53,308	Comcast Corp. Class A	1,325,770
62,646	Verizon Communications, Inc.	2,995,105

		6,900,001

Electric Utilities – 0.6%
3,819	Alliant Energy Corp.	273,478
8,035	American Electric Power Co., Inc.	1,017,793
4,629	Constellation Energy Corp.	1,331,995
11,553	Duke Energy Corp.	1,417,900
5,716	Edison International	399,777
6,720	Entergy Corp.	732,816
3,420	Evergy, Inc.	280,577
5,574	Eversource Energy	380,537
15,196	Exelon Corp.	693,545
7,723	FirstEnergy Corp.	358,270
30,938	NextEra Energy, Inc.	2,691,915
3,155	NRG Energy, Inc.	423,022
32,652	PG&E Corp.	533,534
1,778	Pinnacle West Capital Corp.	177,338
10,989	PPL Corp.	388,901
16,357	Southern Co.	1,505,662
8,788	Xcel Energy, Inc.	698,646

		13,305,706

Electrical Equipment – 0.5%
3,420	AMETEK, Inc.	772,407
5,770	Eaton Corp. PLC	2,311,462
8,349	Emerson Electric Co.	1,200,753
4,004	GE Vernova, Inc.	3,877,153
872	Generac Holdings, Inc.*	242,338
790	Hubbell, Inc.	374,152
1,669	Rockwell Automation, Inc.	752,819
5,683	Vertiv Holdings Co. Class A	1,794,180

		11,325,264

Electronic Equipment, Instruments & Components – 0.4%
18,261	Amphenol Corp. Class A	2,716,506
1,934	CDW Corp.	242,620
2,785	Coherent Corp.*	1,006,694

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
11,598	Corning, Inc.	$ 2,101,094
1,569	Jabil, Inc.	571,995
2,548	Keysight Technologies, Inc.*	862,065
4,359	TE Connectivity PLC	930,254
697	Teledyne Technologies, Inc.*	432,021
731	Zebra Technologies Corp. Class A*	178,094

		9,041,343

Energy Equipment & Services – 0.1%
14,681	Baker Hughes Co.	937,822
12,442	Halliburton Co.	483,372
22,214	SLB Ltd.	1,211,774

		2,632,968

Entertainment – 0.5%
3,346	Electronic Arts, Inc.	674,955
2,346	Live Nation Entertainment, Inc.*	395,090
62,722	Netflix, Inc.*	5,395,347
2,586	Take-Two Interactive Software, Inc.*	579,678
985	TKO Group Holdings, Inc.	202,102
26,317	Walt Disney Co.	2,679,860
36,818	Warner Bros Discovery, Inc.*	994,454

		10,921,486

Financial Services – 1.3%
6,898	Apollo Global Management, Inc.	887,841
27,241	Berkshire Hathaway, Inc. Class B*	12,925,310
8,136	Block, Inc.*	616,058
1,039	Corpay, Inc.*	375,910
7,990	Fiserv, Inc.*	451,914
3,535	Global Payments, Inc.	266,928
1,072	Jack Henry & Associates, Inc.	146,135
12,098	Mastercard, Inc. Class A	5,976,170
13,677	PayPal Holdings, Inc.	612,046
24,974	Visa, Inc. Class A	8,150,515

		30,408,827

Food Products – 0.2%
7,139	Archer-Daniels-Midland Co.	569,549
2,011	Bunge Global SA	247,956
2,923	Campbell’s Co.(a)	61,704
7,106	Conagra Brands, Inc.	94,368
7,927	General Mills, Inc.	268,012
2,201	Hershey Co.	427,060
4,331	Hormel Foods Corp.	100,609
1,585	J.M. Smucker Co.	163,572
12,661	Kraft Heinz Co.	303,991
3,767	McCormick & Co., Inc.	178,443
19,043	Mondelez International, Inc. Class A	1,164,860
4,190	Tyson Foods, Inc. Class A	255,674

		3,835,798

Gas Utilities – 0.0%
2,458	Atmos Energy Corp.	415,722

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 0.3%
27,625	CSX Corp.	$ 1,250,307
1,110	JB Hunt Transport Services, Inc.	306,837
3,336	Norfolk Southern Corp.	1,017,347
2,734	Old Dominion Freight Line, Inc.	615,560
30,574	Uber Technologies, Inc.*	2,152,410
8,815	Union Pacific Corp.	2,315,172

		7,657,633

Health Care Equipment & Supplies – 0.6%
25,832	Abbott Laboratories	2,211,219
991	Align Technology, Inc.*	173,375
7,643	Baxter International, Inc.	143,536
4,230	Becton Dickinson & Co.	622,318
22,031	Boston Scientific Corp.*	1,064,318
2,911	Cooper Cos., Inc.*	178,182
5,717	Dexcom, Inc.*	421,572
8,621	Edwards Lifesciences Corp.*	745,458
6,770	GE HealthCare Technologies, Inc.	422,042
1,186	IDEXX Laboratories, Inc.*	668,347
1,045	Insulet Corp.*	151,462
5,276	Intuitive Surgical, Inc.*	2,240,401
19,045	Medtronic PLC	1,405,711
2,164	ResMed, Inc.	412,393
2,190	Solventum Corp.*	164,140
1,457	STERIS PLC	309,948
5,117	Stryker Corp.	1,561,146
2,944	Zimmer Biomet Holdings, Inc.	242,379

		13,137,947

Health Care Providers & Services – 0.6%
3,496	Cardinal Health, Inc.	688,013
2,890	Cencora, Inc.	778,450
6,940	Centene Corp.*	413,624
3,914	Cigna Group	1,085,744
18,899	CVS Health Corp.	1,719,431
496	DaVita, Inc.*	96,403
3,279	Elevance Health, Inc.	1,289,270
2,325	HCA Healthcare, Inc.	880,105
1,487	Henry Schein, Inc.*	113,874
1,791	Humana, Inc.	547,007
1,232	Labcorp Holdings, Inc.	320,394
1,820	McKesson Corp.	1,351,241
1,634	Quest Diagnostics, Inc.	318,467
13,457	UnitedHealth Group, Inc.	5,117,832
821	Universal Health Services, Inc. Class B	119,956

		14,839,811

Health Care REITs – 0.1%
2,317	Alexandria Real Estate Equities, Inc.	115,109
10,325	Healthpeak Properties, Inc.	197,724
7,056	Ventas, Inc.	595,667
10,365	Welltower, Inc.	2,128,245

		3,036,745

Health Care Technology* – 0.0%
2,247	Veeva Systems, Inc. Class A	391,742

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotel & Resort REITs – 0.0%
9,501	Host Hotels & Resorts, Inc.	$ 218,333

Hotels, Restaurants & Leisure – 0.6%
6,292	Airbnb, Inc. Class A*	838,787
11,971	Booking Holdings, Inc.	2,004,305
19,098	Carnival Corp. Ltd.	535,890
19,348	Chipotle Mexican Grill, Inc.*	616,427
1,710	Darden Restaurants, Inc.	348,686
462	Domino’s Pizza, Inc.	143,488
5,553	DoorDash, Inc. Class A*	884,537
1,738	Expedia Group, Inc.	392,423
3,406	Hilton Worldwide Holdings, Inc.	1,116,010
4,491	Las Vegas Sands Corp.	227,110
3,267	Marriott International, Inc. Class A	1,227,085
10,579	McDonald’s Corp.	2,953,657
2,850	MGM Resorts International*	124,459
6,763	Norwegian Cruise Line Holdings Ltd.*	124,033
3,738	Royal Caribbean Cruises Ltd.	1,063,947
16,925	Starbucks Corp.	1,678,283
1,254	Wynn Resorts Ltd.	126,930
4,125	Yum! Brands, Inc.	610,294

		15,016,351

Household Durables – 0.1%
4,002	DR Horton, Inc.	588,654
2,429	Garmin Ltd.	568,192
3,205	Lennar Corp. Class A	287,745
42	NVR, Inc.*	256,401
2,854	PulteGroup, Inc.	337,286

		2,038,278

Household Products – 0.3%
3,516	Church & Dwight Co., Inc.	336,235
1,796	Clorox Co.	161,676
11,975	Colgate-Palmolive Co.	1,079,307
4,931	Kimberly-Clark Corp.	481,266
34,524	Procter & Gamble Co.	4,956,265

		7,014,749

Independent Power and Renewable Electricity Producers – 0.0%
11,643	AES Corp.	170,803
4,731	Vistra Corp.	758,048

		928,851

Industrial Conglomerates – 0.1%
7,824	3M Co.	1,198,089
9,432	Honeywell International, Inc.	2,243,496

		3,441,585

Industrial REITs – 0.1%
13,809	Prologis, Inc.	1,981,177

Insurance – 0.6%
6,935	Aflac, Inc.	779,633
3,862	Allstate Corp.	795,920
7,971	American International Group, Inc.	591,687
3,187	Aon PLC Class A	1,007,283
5,310	Arch Capital Group Ltd.*	474,395

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,818	Arthur J Gallagher & Co.	$ 767,838
744	Assurant, Inc.	185,159
4,349	Brown & Brown, Inc.	244,631
5,403	Chubb Ltd.	1,684,277
2,318	Cincinnati Financial Corp.	364,900
377	Erie Indemnity Co. Class A	80,327
605	Everest Group Ltd.	196,038
1,183	Globe Life, Inc.	181,283
4,143	Hartford Insurance Group, Inc.	526,700
2,510	Loews Corp.	259,911
7,192	Marsh & McLennan Cos., Inc.	1,150,504
8,177	MetLife, Inc.	676,156
2,939	Principal Financial Group, Inc.	304,539
8,707	Progressive Corp.	1,657,813
5,170	Prudential Financial, Inc.	520,309
3,212	Travelers Cos., Inc.	937,551
4,426	W.R. Berkley Corp.	281,228
1,412	Willis Towers Watson PLC	352,534

		14,020,616

Interactive Media & Services – 3.3%
69,475	Alphabet, Inc. Class C	26,152,474
86,489	Alphabet, Inc. Class A	32,895,226
32,492	Meta Platforms, Inc. Class A	20,551,515

		79,599,215

IT Services – 0.3%
9,141	Accenture PLC Class A	1,710,007
2,137	Akamai Technologies, Inc.*	319,567
7,105	Cognizant Technology Solutions Corp. Class A	396,139
821	EPAM Systems, Inc.*	84,120
1,047	Gartner, Inc.*	169,823
2,008	GoDaddy, Inc. Class A*	172,347
13,886	International Business Machines Corp.	4,135,251
1,226	VeriSign, Inc.	349,876

		7,337,130

Leisure Products – 0.0%
1,981	Hasbro, Inc.	170,703

Life Sciences Tools & Services – 0.3%
4,202	Agilent Technologies, Inc.	569,497
2,324	Bio-Techne Corp.	120,104
731	Charles River Laboratories International, Inc.*	132,099
9,346	Danaher Corp.	1,707,234
2,519	IQVIA Holdings, Inc.*	458,987
302	Mettler-Toledo International, Inc.*	356,535
1,684	Revvity, Inc.	176,062
5,581	Thermo Fisher Scientific, Inc.	2,748,698
1,457	Waters Corp.*	558,862
1,069	West Pharmaceutical Services, Inc.	345,084

		7,173,162

Machinery – 0.7%
6,912	Caterpillar, Inc.	6,054,014

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
2,053	Cummins, Inc.	$ 1,327,531
3,745	Deere & Co.	2,030,464
2,004	Dover Corp.	423,566
4,656	Fortive Corp.	271,538
1,112	IDEX Corp.	234,443
3,896	Illinois Tool Works, Inc.	963,403
5,287	Ingersoll Rand, Inc.	378,761
786	Nordson Corp.	225,841
5,775	Otis Worldwide Corp.	409,101
7,805	PACCAR, Inc.	861,438
1,875	Parker-Hannifin Corp.	1,583,681
2,431	Pentair PLC	172,212
771	Snap-on, Inc.	286,203
2,301	Stanley Black & Decker, Inc.	182,745
2,533	Westinghouse Air Brake Technologies Corp.	661,518
3,619	Xylem, Inc.	396,425

		16,462,884

Media – 0.1%
1,279	Charter Communications, Inc. Class A*	184,240
2,000	EchoStar Corp. Class A*(a)	258,380
2,981	Fox Corp. Class A	190,546
2,103	Fox Corp. Class B	120,691
5,500	News Corp. Class A	143,550
1,815	News Corp. Class B	54,123
4,674	Omnicom Group, Inc.	339,847
4,617	Paramount Skydance Corp. Class B(a)	48,986
6,541	Trade Desk, Inc. Class A*	141,024

		1,481,387

Metals & Mining – 0.2%
21,350	Freeport-McMoRan, Inc.	1,402,908
16,211	Newmont Corp.	1,780,130
3,400	Nucor Corp.	850,000
2,039	Steel Dynamics, Inc.	530,446

		4,563,484

Multi-Utilities – 0.2%
4,106	Ameren Corp.	443,325
9,699	CenterPoint Energy, Inc.	409,880
4,552	CMS Energy Corp.	330,338
5,362	Consolidated Edison, Inc.	566,388
12,685	Dominion Energy, Inc.	849,134
3,085	DTE Energy Co.	440,754
7,109	NiSource, Inc.	328,578
7,415	Public Service Enterprise Group, Inc.	583,190
9,696	Sempra	864,204
4,835	WEC Energy Group, Inc.	536,927

		5,352,718

Office REITs – 0.0%
2,190	BXP, Inc.	131,422

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.1%
5,269	APA Corp.	$ 191,950
27,847	Chevron Corp.	5,080,964
18,201	ConocoPhillips	2,074,550
17,103	Devon Energy Corp.	760,913
2,883	Diamondback Energy, Inc.	552,037
8,061	EOG Resources, Inc.	1,075,176
9,271	EQT Corp.	509,256
3,538	Expand Energy Corp.	328,963
62,081	Exxon Mobil Corp.	9,017,886
29,084	Kinder Morgan, Inc.	903,931
4,382	Marathon Petroleum Corp.	1,090,110
10,684	Occidental Petroleum Corp.	605,035
9,348	ONEOK, Inc.	784,671
5,986	Phillips 66	1,052,818
3,189	Targa Resources Corp.	813,418
860	Texas Pacific Land Corp.	337,980
4,531	Valero Energy Corp.	1,109,279
18,142	Williams Cos., Inc.	1,295,157

		27,584,094

Passenger Airlines – 0.1%
9,650	Delta Air Lines, Inc.	795,932
7,299	Southwest Airlines Co.	313,492
4,805	United Airlines Holdings, Inc.*	551,614

		1,661,038

Personal Products – 0.0%
3,673	Estee Lauder Cos., Inc. Class A	326,713
28,463	Kenvue, Inc.	491,841

		818,554

Pharmaceuticals – 1.3%
30,253	Bristol-Myers Squibb Co.	1,729,866
11,772	Eli Lilly & Co.	13,008,060
35,800	Johnson & Johnson	8,066,814
36,872	Merck & Co., Inc.	4,377,444
84,464	Pfizer, Inc.	2,211,267
17,110	Viatris, Inc.	278,209
6,271	Zoetis, Inc.	487,194

		30,158,854

Professional Services – 0.1%
5,981	Automatic Data Processing, Inc.	1,326,825
1,734	Broadridge Financial Solutions, Inc.	266,551
1,789	Equifax, Inc.	296,598
1,745	Jacobs Solutions, Inc.	209,156
1,899	Leidos Holdings, Inc.	242,692
4,799	Paychex, Inc.	465,407
2,070	Verisk Analytics, Inc.	362,229

		3,169,458

Real Estate Management & Development* – 0.0%
4,316	CBRE Group, Inc. Class A	539,673
6,296	CoStar Group, Inc.	202,731

		742,404

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – 0.1%
2,103	AvalonBay Communities, Inc.	$ 383,819
1,536	Camden Property Trust	163,676
5,107	Equity Residential	334,253
957	Essex Property Trust, Inc.	260,916
8,378	Invitation Homes, Inc.	245,057
1,737	Mid-America Apartment Communities, Inc.	224,195
4,468	UDR, Inc.	164,869

		1,776,785

Retail REITs – 0.1%
1,166	Federal Realty Investment Trust	139,489
10,014	Kimco Realty Corp.	241,137
13,666	Realty Income Corp.	837,452
2,445	Regency Centers Corp.	189,121
4,831	Simon Property Group, Inc.	989,920

		2,397,119

Semiconductors & Semiconductor Equipment – 7.3%
24,221	Advanced Micro Devices, Inc.*	12,500,458
7,259	Analog Devices, Inc.	3,004,137
11,791	Applied Materials, Inc.	5,306,657
70,434	Broadcom, Inc.	31,467,798
1,594	First Solar, Inc.*	489,023
69,751	Intel Corp.*	7,999,045
1,947	KLA Corp.	3,741,569
18,551	Lam Research Corp.	5,902,557
8,039	Microchip Technology, Inc.	760,891
16,720	Micron Technology, Inc.	16,235,120
724	Monolithic Power Systems, Inc.	1,133,936
360,989	NVIDIA Corp.	76,219,218
3,739	NXP Semiconductors NV	1,201,528
5,853	ON Semiconductor Corp.*	705,989
3,112	Qnity Electronics, Inc. Class W/I	485,472
15,851	QUALCOMM, Inc.	3,978,918
2,234	Skyworks Solutions, Inc.	173,917
2,326	Teradyne, Inc.	870,645
13,482	Texas Instruments, Inc.	4,121,178

		176,298,056

Software – 3.5%
6,098	Adobe, Inc.*	1,580,663
4,026	AppLovin Corp. Class A*	2,468,300
3,149	Autodesk, Inc.*	728,395
4,044	Cadence Design Systems, Inc.*	1,516,217
3,745	Crowdstrike Holdings, Inc. Class A*	2,737,595
4,877	Datadog, Inc. Class A*	1,206,326
352	Fair Isaac Corp.*	440,208
9,390	Fortinet, Inc.*	1,295,538
8,188	Gen Digital, Inc.	211,169
4,134	Intuit, Inc.	1,370,545
110,312	Microsoft Corp.	49,666,875
25,191	Oracle Corp.	5,687,624
33,935	Palantir Technologies, Inc. Class A*	5,312,185
12,004	Palo Alto Networks, Inc.*	3,381,407
1,768	PTC, Inc.*	245,275

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,584	Roper Technologies, Inc.	$ 515,639
13,920	Salesforce, Inc.	2,660,112
15,539	ServiceNow, Inc.*	1,932,585
2,842	Synopsys, Inc.*	1,351,712
3,534	Trimble, Inc.*	199,353
639	Tyler Technologies, Inc.*	200,103
3,164	Workday, Inc. Class A*	462,545

		85,170,371

Specialized REITs – 0.3%
6,955	American Tower Corp.	1,300,307
6,469	Crown Castle, Inc.	591,914
4,797	Digital Realty Trust, Inc.	911,430
1,460	Equinix, Inc.	1,559,338
3,153	Extra Space Storage, Inc.	455,009
4,395	Iron Mountain, Inc.	563,659
2,347	Public Storage	712,761
1,583	SBA Communications Corp.	321,602
16,229	VICI Properties, Inc.	457,982
10,704	Weyerhaeuser Co.	262,355

		7,136,357

Specialty Retail – 0.6%
246	AutoZone, Inc.*	722,057
2,895	Best Buy Co., Inc.	225,665
10,505	Carvana Co.*	766,865
14,789	Home Depot, Inc.	4,690,183
8,333	Lowe’s Cos., Inc.	1,786,262
12,507	O’Reilly Automotive, Inc.*	1,086,608
4,805	Ross Stores, Inc.	1,113,463
16,497	TJX Cos., Inc.	2,552,911
7,850	Tractor Supply Co.	247,510
659	Ulta Beauty, Inc.*	335,332
1,773	Williams-Sonoma, Inc.	360,930

		13,887,786

Technology Hardware, Storage & Peripherals – 3.4%
218,096	Apple, Inc.	68,059,038
4,415	Dell Technologies, Inc. Class C	1,858,318
19,740	Hewlett Packard Enterprise Co.	849,609
13,637	HP, Inc.	368,744
2,942	NetApp, Inc.	512,761
2,193	Sandisk Corp.*	3,717,091
3,240	Seagate Technology Holdings PLC	2,850,552
7,475	Super Micro Computer, Inc.*	344,523
5,037	Western Digital Corp.	2,675,705

		81,236,341

Textiles, Apparel & Luxury Goods – 0.1%
2,109	Deckers Outdoor Corp.*	240,110
1,586	Lululemon Athletica, Inc.*	208,051
17,700	NIKE, Inc. Class B	818,271
574	Ralph Lauren Corp.	208,878
3,008	Tapestry, Inc.	437,544

		1,912,854

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 0.2%
24,938	Altria Group, Inc.	$ 1,735,186
23,125	Philip Morris International, Inc.	4,101,913

		5,837,099

Trading Companies & Distributors – 0.1%
17,057	Fastenal Co.	753,920
936	United Rentals, Inc.	931,947
650	WW Grainger, Inc.	802,256

		2,488,123

Water Utilities – 0.0%
2,899	American Water Works Co., Inc.	357,360

Wireless Telecommunication Services – 0.1%
7,039	T-Mobile U.S., Inc.	1,320,024

TOTAL COMMON STOCKS (Cost $833,799,726)		$ 957,980,876

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 42.6%
U.S. Treasury Bills(b)
$ 154,208,500	0.000%	06/11/26	$ 154,053,419
88,131,500	0.000	06/16/26	87,998,087
72,880,100	0.000	06/18/26	72,755,213
73,155,200	0.000	07/02/26	72,927,893
146,396,100	0.000	07/09/26	145,836,309
126,000,000	0.000	07/23/26	125,339,633
100,000,000	0.000	08/18/26	99,222,279
116,506,100	0.000	09/08/26	115,352,625
67,489,400	0.000	10/15/26	66,566,293
86,000,000	0.000	10/29/26	84,692,455

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,024,828,118)			$1,024,744,206

Shares	Description	Value

Contingent Value Rights(c) – 0.0%
Health Care Equipment & Supplies – 0.0%
3,650	Hologic, Inc.	$ 36

TOTAL CONTINGENT VALUE RIGHTS (Cost $37)		$ 36

Shares	Dividend Rate	Value

Investment Company(c) – 12.0%
Goldman Sachs Central Government Fund — Institutional Shares
289,292,710	3.683%	$ 289,292,710
(Cost $289,292,710)

TOTAL INVESTMENTS – 94.4% (Cost $2,147,920,591)		$2,272,017,828

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%		135,936,037

NET ASSETS – 100.0%		$2,407,953,865

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	73,420,000	USD	51,871,094	06/17/26	$879,859
	CAD	110,850,000	USD	79,772,497	06/17/26	698,760
	GBP	104,860,000	USD	138,977,943	06/17/26	2,231,850
	NZD	161,630,000	USD	95,822,648	06/17/26	1,030,146
	USD	30,150,901	AUD	41,920,000	06/17/26	32,134
	USD	81,481,465	CAD	110,850,000	06/17/26	1,010,207
	USD	37,105,046	GBP	27,300,000	06/17/26	341,482
	USD	11,154,294	JPY	1,738,150,000	06/17/26	223,533

TOTAL						$6,447,971

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	51,230,000	USD	65,998,041	06/17/26	$(230,953)
	EUR	32,480,000	USD	37,977,259	06/17/26	(60,855)
	JPY	3,324,440,000	USD	21,205,673	06/17/26	(299,158)
	USD	59,479,286	AUD	83,370,000	06/17/26	(420,563)
	USD	57,953,715	CHF	46,020,000	06/17/26	(1,124,977)
	USD	37,562,956	EUR	32,480,000	06/17/26	(353,449)
	USD	125,679,848	GBP	94,100,000	06/17/26	(1,039,983)
	USD	4,584,809	JPY	729,910,000	06/17/26	(5,400)
	USD	85,540,803	NZD	147,960,000	06/17/26	(3,120,580)

TOTAL						$(6,655,918)

FUTURES CONTRACTS — At May 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,964	09/21/26	$1,204,155,562	$2,282,152
2 Year U.S. Treasury Notes	70	09/30/26	14,459,375	7,377
5 Year U.S. Treasury Notes	20	09/30/26	2,144,219	3,684
Australian 10 Year Government Bonds	100	06/15/26	7,836,361	84,816
Japan 10 Year Government Bond	40	06/15/26	32,371,205	(271,281)
S&P 500 E-Mini Index	548	06/18/26	208,123,550	1,349,897

Total				$3,456,645

Short position contracts:
10 Year U.K. Long Gilt	(180)	09/28/26	(21,511,105)	(155,469)
20 Year U.S. Treasury Bonds	(20)	09/21/26	(2,244,375)	(10,039)
5 Year German Euro-Bund	(100)	06/08/26	(14,753,791)	(208,827)

Total				$(374,335)

TOTAL FUTURES CONTRACTS				$3,082,310

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$7,540.000	06/05/2026	19	$14,326,000	$143,450	$60,189	$83,261
S&P 500 Index	7,575.000	06/05/2026	3	2,272,500	15,630	10,203	5,427
S&P 500 Index	7,580.000	06/05/2026	33	25,014,000	162,030	89,913	72,117
S&P 500 Index	7,630.000	06/05/2026	23	17,549,000	55,890	67,003	(11,113)
S&P 500 Index	7,575.000	06/12/2026	17	12,877,500	132,260	63,667	68,593
S&P 500 Index	7,620.000	06/12/2026	54	41,148,000	285,120	202,224	82,896
S&P 500 Index	7,670.000	06/12/2026	22	16,874,000	69,190	74,822	(5,632)
S&P 500 Index	7,610.000	06/18/2026	43	32,723,000	335,185	167,313	167,872
S&P 500 Index	7,655.000	06/18/2026	1	765,500	5,580	4,041	1,539
S&P 500 Index	7,760.000	06/26/2026	1	776,000	3,690	3,091	599
S&P 500 Index	7,775.000	06/26/2026	58	45,095,000	189,370	173,188	16,182

			274		$1,397,395	$915,654	$481,741

Puts
S&P 500 Index	5,600.000	06/01/2026	328	183,680,000	820	76,194	(75,374)
S&P 500 Index	5,400.000	06/02/2026	330	178,200,000	825	70,043	(69,218)
S&P 500 Index	5,600.000	06/03/2026	328	183,680,000	820	71,679	(70,859)
S&P 500 Index	5,800.000	06/04/2026	325	188,500,000	1,625	84,500	(82,875)
S&P 500 Index	5,700.000	06/05/2026	322	183,540,000	1,610	77,665	(76,055)
S&P 500 Index	5,800.000	06/08/2026	322	186,760,000	4,025	95,061	(91,036)
S&P 500 Index	5,800.000	06/09/2026	320	185,600,000	6,400	90,938	(84,538)
S&P 500 Index	5,400.000	06/10/2026	321	173,340,000	4,815	59,979	(55,164)
S&P 500 Index	5,600.000	06/11/2026	320	179,200,000	8,000	64,720	(56,720)
S&P 500 Index	5,750.000	06/12/2026	317	182,275,000	11,888	74,812	(62,924)
S&P 500 Index	5,600.000	06/15/2026	318	178,080,000	13,515	74,260	(60,745)
S&P 500 Index	5,600.000	06/16/2026	321	179,760,000	16,050	76,157	(60,107)
S&P 500 Index	5,600.000	06/17/2026	322	180,320,000	20,125	68,520	(48,395)
S&P 500 Index	5,710.000	06/18/2026	320	182,720,000	26,400	65,040	(38,640)
S&P 500 Index	5,800.000	06/22/2026	319	185,020,000	35,888	82,186	(46,298)
S&P 500 Index	5,800.000	06/23/2026	317	183,860,000	40,418	78,844	(38,426)
S&P 500 Index	6,000.000	06/24/2026	316	189,600,000	57,670	97,662	(39,992)
S&P 500 Index	5,800.000	06/25/2026	314	182,120,000	47,885	73,852	(25,967)
S&P 500 Index	5,950.000	06/26/2026	312	185,640,000	63,960	68,291	(4,331)
S&P 500 Index	6,000.000	06/29/2026	318	190,800,000	76,320	73,763	2,557

			6,410		$439,059	$1,524,166	$(1,085,107)

Total purchased option contracts			6,684		$1,836,454	$2,439,820	$(603,366)

Written option contracts
Puts
S&P 500 Index	7,010.000	06/01/2026	(1,273)	(892,373,000)	(9,548)	(270,831)	261,283
S&P 500 Index	7,100.000	06/02/2026	(1,269)	(900,990,000)	(38,070)	(295,360)	257,290
S&P 500 Index	7,110.000	06/03/2026	(1,259)	(895,149,000)	(62,950)	(230,082)	167,132
S&P 500 Index	7,225.000	06/04/2026	(1,253)	(905,292,500)	(172,288)	(247,781)	75,493
S&P 500 Index	6,960.000	06/05/2026	(82)	(57,072,000)	(6,150)	(360,418)	354,268
S&P 500 Index	7,055.000	06/05/2026	(31)	(21,870,500)	(3,255)	(127,909)	124,654
S&P 500 Index	7,090.000	06/05/2026	(8)	(5,672,000)	(960)	(38,312)	37,352
S&P 500 Index	7,115.000	06/05/2026	(7)	(4,980,500)	(910)	(30,163)	29,253
S&P 500 Index	7,155.000	06/05/2026	(12)	(8,586,000)	(1,860)	(49,818)	47,958
S&P 500 Index	7,160.000	06/05/2026	(29)	(20,764,000)	(4,640)	(93,241)	88,601
S&P 500 Index	7,215.000	06/05/2026	(72)	(51,948,000)	(15,120)	(221,588)	206,468
S&P 500 Index	7,235.000	06/05/2026	(1,273)	(921,015,500)	(289,607)	(328,116)	38,509
S&P 500 Index	7,270.000	06/05/2026	(31)	(22,537,000)	(8,913)	(121,539)	112,626
S&P 500 Index	7,305.000	06/05/2026	(78)	(56,979,000)	(28,080)	(184,432)	156,352
S&P 500 Index	7,355.000	06/05/2026	(54)	(39,717,000)	(27,810)	(122,286)	94,476
S&P 500 Index	7,370.000	06/05/2026	(15)	(11,055,000)	(8,625)	(27,735)	19,110
S&P 500 Index	7,475.000	06/05/2026	(31)	(23,172,500)	(44,950)	(50,909)	5,959
S&P 500 Index	7,040.000	06/12/2026	(80)	(56,320,000)	(29,600)	(329,150)	299,550
S&P 500 Index	7,120.000	06/12/2026	(23)	(16,376,000)	(11,270)	(90,507)	79,237

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$7,170.000	06/12/2026	(57)	$(40,869,000)	$(33,630)	$(220,323)	$186,693
S&P 500 Index	7,225.000	06/12/2026	(28)	(20,230,000)	(21,140)	(127,452)	106,312
S&P 500 Index	7,255.000	06/12/2026	(61)	(44,255,500)	(53,375)	(194,169)	140,794
S&P 500 Index	7,305.000	06/12/2026	(39)	(28,489,500)	(44,070)	(121,591)	77,521
S&P 500 Index	7,315.000	06/12/2026	(5)	(3,657,500)	(6,000)	(13,495)	7,495
S&P 500 Index	7,390.000	06/12/2026	(67)	(49,513,000)	(123,280)	(155,343)	32,063
S&P 500 Index	7,425.000	06/12/2026	(37)	(27,472,500)	(84,545)	(89,583)	5,038
S&P 500 Index	7,050.000	06/18/2026	(65)	(45,825,000)	(51,675)	(270,565)	218,890
S&P 500 Index	7,135.000	06/18/2026	(20)	(14,270,000)	(21,100)	(88,750)	67,650
S&P 500 Index	7,215.000	06/18/2026	(20)	(14,430,000)	(28,500)	(73,580)	45,080
S&P 500 Index	7,260.000	06/18/2026	(12)	(8,712,000)	(20,520)	(43,308)	22,788
S&P 500 Index	7,270.000	06/18/2026	(2)	(1,454,000)	(3,570)	(6,538)	2,968
S&P 500 Index	7,345.000	06/18/2026	(21)	(15,424,500)	(51,870)	(60,369)	8,499
S&P 500 Index	7,380.000	06/18/2026	(10)	(7,380,000)	(29,050)	(29,890)	840
S&P 500 Index	7,225.000	06/26/2026	(79)	(57,077,500)	(197,105)	(353,731)	156,626
S&P 500 Index	7,310.000	06/26/2026	(22)	(16,082,000)	(73,590)	(83,698)	10,108
S&P 500 Index	7,340.000	06/26/2026	(12)	(8,808,000)	(44,880)	(45,618)	738

Total written option contracts			(7,437)		$(1,652,506)	$(5,198,180)	$3,545,674

TOTAL			(753)		$183,948	$(2,758,360)	$2,942,308

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.438	06/12/2026	76	$190,000	$475	$58,099	$(57,624)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	5,081	1,137,814	(1,132,733)
3 Month SOFR	96.750	06/12/2026	78	195,000	488	58,653	(58,165)
3 Month SOFR	96.813	06/12/2026	75	187,500	469	69,522	(69,053)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	10,475	2,377,996	(2,367,521)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	395,987	1,032,646	(636,659)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	178,394	2,470,706	(2,292,312)
3 Month SOFR	96.813	09/11/2026	79	197,500	3,456	51,505	(48,049)
3 Month SOFR	96.875	09/11/2026	160	400,000	7,000	108,164	(101,164)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	480,575	1,095,678	(615,103)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	176,313	1,089,680	(913,367)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	132,806	1,024,642	(891,836)
3 Month SOFR	96.813	12/11/2026	79	197,500	9,875	42,617	(32,742)
3 Month SOFR	96.875	12/11/2026	79	197,500	8,888	54,961	(46,074)
3 Month SOFR	96.938	12/11/2026	79	197,500	8,394	51,505	(43,111)
3 Month SOFR	96.125	03/12/2027	80	200,000	60,500	60,657	(157)
3 Month SOFR	96.250	03/12/2027	78	195,000	45,825	66,453	(20,628)
3 Month SOFR	96.375	03/12/2027	67	167,500	31,406	68,388	(36,981)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	203,700	1,095,370	(891,671)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	178,200	1,096,423	(918,223)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	141,938	1,165,371	(1,023,434)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	302,712	1,023,831	(721,119)
3 Month SOFR	96.875	06/11/2027	815	2,037,500	264,875	887,910	(623,035)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$97.000	06/11/2027	810	$2,025,000	$227,812	$980,183	$(752,371)
3 Month SOFR	96.875	09/10/2027	1,637	4,092,500	685,494	1,608,783	(923,289)
3 Month SOFR	97.000	09/10/2027	836	2,090,000	303,050	837,639	(534,589)
3 Month SOFR	96.625	12/10/2027	1,550	3,875,000	1,085,000	1,785,883	(700,883)
3 Month SOFR	97.000	12/10/2027	821	2,052,500	379,712	914,972	(535,259)
3 Month SOFR	96.250	03/10/2028	834	2,085,000	1,011,225	1,031,971	(20,746)
3 Month SOFR	96.375	03/10/2028	816	2,040,000	872,100	1,103,199	(231,099)

			19,549	$48,872,500	$7,212,225	$24,451,221	$(17,238,997)

Puts
3 Month SOFR	96.438	06/12/2026	76	190,000	19,950	57,149	(37,199)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	589,425	1,302,686	(713,261)
3 Month SOFR	96.750	06/12/2026	78	195,000	80,925	56,703	24,222
3 Month SOFR	96.813	06/12/2026	75	187,500	89,531	69,522	20,009
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	2,786,350	2,492,735	293,615
3 Month SOFR	96.125	09/11/2026	802	2,005,000	115,288	1,226,121	(1,110,833)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	640,119	2,539,225	(1,899,106)
3 Month SOFR	96.813	09/11/2026	79	197,500	111,094	51,505	59,589
3 Month SOFR	96.875	09/11/2026	160	400,000	249,000	112,576	136,424
3 Month SOFR	96.125	12/11/2026	818	2,045,000	388,550	1,238,828	(850,278)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	831,187	1,200,505	(369,317)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	1,018,181	1,184,144	(165,963)
3 Month SOFR	96.813	12/11/2026	79	197,500	135,288	41,630	93,658
3 Month SOFR	96.875	12/11/2026	79	197,500	146,644	47,555	99,089
3 Month SOFR	96.938	12/11/2026	79	197,500	158,000	51,505	106,495
3 Month SOFR	96.125	03/12/2027	80	200,000	63,500	63,657	(157)
3 Month SOFR	96.250	03/12/2027	78	195,000	74,588	64,503	10,085
3 Month SOFR	96.375	03/12/2027	67	167,500	76,631	65,038	11,594
3 Month SOFR	96.750	03/12/2027	776	1,940,000	1,440,450	1,078,221	362,229
3 Month SOFR	96.875	03/12/2027	792	1,980,000	1,683,000	951,952	731,048
3 Month SOFR	97.000	03/12/2027	757	1,892,500	1,816,800	1,174,834	641,966
3 Month SOFR	96.750	06/11/2027	794	1,985,000	1,592,962	954,356	638,606
3 Month SOFR	96.875	06/11/2027	815	2,037,500	1,838,844	826,785	1,012,059
3 Month SOFR	97.000	06/11/2027	810	2,025,000	2,040,187	892,588	1,147,600
3 Month SOFR	96.875	09/10/2027	1,637	4,092,500	3,703,712	1,752,633	1,951,079
3 Month SOFR	97.000	09/10/2027	836	2,090,000	2,100,450	931,688	1,168,761
3 Month SOFR	96.625	12/10/2027	1,550	3,875,000	2,819,062	1,697,783	1,121,279
3 Month SOFR	97.000	12/10/2027	821	2,052,500	2,047,369	863,659	1,183,710
3 Month SOFR	96.250	03/10/2028	834	2,085,000	1,106,980	1,108,613	(1,635)
3 Month SOFR	96.375	03/10/2028	816	2,040,000	1,224,000	1,001,199	222,801

			19,549	$48,872,500	$30,988,067	$25,099,898	$5,888,169

Total purchased option contracts			39,098	$97,745,000	$38,200,292	$49,551,119	$(11,350,828)

Written option contracts
Calls
10 Year U.S. Treasury Notes	110.500	06/03/2026	(713)	(713,000)	(22,281)	(20,969)	(1,312)
10 Year U.S. Treasury Notes	110.750	06/03/2026	(357)	(357,000)	(5,578)	(10,460)	4,882
10 Year U.S. Treasury Notes	111.000	06/03/2026	(359)	(359,000)	(5,609)	(4,909)	(700)
10 Year U.S. Treasury Notes	110.750	06/05/2026	(354)	(354,000)	(16,594)	(15,904)	(690)
10 Year U.S. Treasury Notes	111.000	06/05/2026	(365)	(365,000)	(11,405)	(10,693)	(712)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
10 Year U.S. Treasury Notes	$111.250	06/05/2026	(731)	$(731,000)	$(11,422)	$(9,996)	$(1,425)

			(2,879)	$(2,879,000)	$(72,889)	$(72,931)	$43

Puts
10 Year U.S. Treasury Notes	108.000	06/03/2026	(359)	(359,000)	(359)	(10,519)	10,160
10 Year U.S. Treasury Notes	108.250	06/03/2026	(713)	(713,000)	(713)	(9,750)	9,037
10 Year U.S. Treasury Notes	108.750	06/03/2026	(357)	(357,000)	(5,578)	(16,026)	10,448
10 Year U.S. Treasury Notes	108.000	06/05/2026	(354)	(354,000)	(5,531)	(4,841)	(690)
10 Year U.S. Treasury Notes	108.500	06/05/2026	(731)	(731,000)	(11,422)	(15,528)	4,106
10 Year U.S. Treasury Notes	109.000	06/05/2026	(365)	(365,000)	(22,813)	(22,101)	(712)

			(2,879)	$(2,879,000)	$(46,416)	$(78,765)	$32,349

Total written option contracts			(5,758)	$(5,758,000)	$(119,305)	$(151,696)	$32,392

TOTAL			33,340	$91,987,000	$38,080,987	$49,399,423	$(11,318,436)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments

May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 57.2%
U.S. Treasury Bills
$27,000,000	0.000%	06/02/26	$ 26,997,323
27,126,800	0.000	06/04/26	27,118,641
24,062,900	0.000	06/11/26	24,038,701
21,500,000	0.000	06/23/26	21,452,366
21,500,000	0.000	07/02/26	21,433,195
34,000,000	0.000	07/23/26	33,821,806
27,000,000	0.000	08/06/26	26,821,098
37,696,700	0.000	08/18/26	37,403,525
30,000,000	0.000	08/20/26	29,760,839
37,917,700	0.000	10/15/26	37,399,069
27,000,000	0.000	10/29/26	26,589,492
17,640,500	0.000	11/12/26	17,349,001

TOTAL U.S. TREASURY OBLIGATIONS (Cost $330,226,447)			$330,185,056

Shares	Dividend Rate	Value

Investment Company(b) – 37.5%

Goldman Sachs Central Government Fund — Institutional Shares
216,360,717	3.683%	$216,360,717
(Cost $216,360,717)

TOTAL INVESTMENTS – 94.7% (Cost $546,587,164)		$546,545,773

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.3%		30,605,981

NET ASSETS – 100.0%		$577,151,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	128	09/21/26	$14,058,000	$2,840
2 Year U.S. Treasury Notes	1,948	09/30/26	402,383,750	188,058
5 Year U.S. Treasury Notes	1,629	09/30/26	174,646,618	297,016
S&P 500 E-Mini Index	12	06/18/26	4,557,450	129,327

TOTAL FUTURES CONTRACTS				$617,241

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$5,600.000	06/01/2026	115	$64,400,000	$287	$26,714	$(26,427)
S&P 500 Index	5,400.000	06/02/2026	115	62,100,000	288	24,409	(24,121)
S&P 500 Index	5,600.000	06/03/2026	116	64,960,000	290	25,350	(25,060)
S&P 500 Index	5,800.000	06/04/2026	116	67,280,000	580	30,160	(29,580)
S&P 500 Index	5,700.000	06/05/2026	115	65,550,000	575	27,737	(27,162)
S&P 500 Index	5,800.000	06/08/2026	115	66,700,000	1,438	33,951	(32,513)
S&P 500 Index	5,800.000	06/09/2026	114	66,120,000	2,280	32,396	(30,116)
S&P 500 Index	5,400.000	06/10/2026	114	61,560,000	1,710	21,301	(19,591)
S&P 500 Index	5,600.000	06/11/2026	116	64,960,000	2,900	23,461	(20,561)
S&P 500 Index	5,750.000	06/12/2026	115	66,125,000	4,312	27,140	(22,828)
S&P 500 Index	5,600.000	06/15/2026	114	63,840,000	4,845	26,622	(21,777)
S&P 500 Index	5,600.000	06/16/2026	115	64,400,000	5,750	27,284	(21,534)
S&P 500 Index	5,600.000	06/17/2026	115	64,400,000	7,188	24,472	(17,284)
S&P 500 Index	5,710.000	06/18/2026	116	66,236,000	9,570	23,577	(14,007)
S&P 500 Index	5,800.000	06/22/2026	115	66,700,000	12,937	29,628	(16,691)
S&P 500 Index	5,800.000	06/23/2026	115	66,700,000	14,663	28,603	(13,940)
S&P 500 Index	6,000.000	06/24/2026	116	69,600,000	21,170	35,850	(14,680)
S&P 500 Index	5,800.000	06/25/2026	115	66,700,000	17,538	27,048	(9,510)
S&P 500 Index	5,950.000	06/26/2026	115	68,425,000	23,575	25,171	(1,596)
S&P 500 Index	6,000.000	06/29/2026	114	68,400,000	27,359	26,443	916

Total purchased option contracts			2,301		$159,255	$547,317	$(388,062)

Written option contracts
Puts
S&P 500 Index	7,010.000	06/01/2026	(462)	(323,862,000)	(3,465)	(98,291)	94,826
S&P 500 Index	7,100.000	06/02/2026	(465)	(330,150,000)	(13,950)	(108,229)	94,279
S&P 500 Index	7,110.000	06/03/2026	(462)	(328,482,000)	(23,100)	(84,431)	61,331
S&P 500 Index	7,225.000	06/04/2026	(463)	(334,517,500)	(63,662)	(91,558)	27,896
S&P 500 Index	7,235.000	06/05/2026	(458)	(331,363,000)	(104,195)	(118,050)	13,855

Total written option contracts			(2,310)		$(208,372)	$(500,559)	$292,187

TOTAL			(9)		$(49,117)	$46,758	$(95,875)

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	03/12/2027	96	$240,000	$72,600	$72,788	$(188)
3 Month SOFR	96.250	03/12/2027	92	230,000	54,050	78,380	(24,330)

			188	$470,000	$126,650	$151,168	$(24,518)

Puts
3 Month SOFR	96.125	03/12/2027	96	240,000	76,200	76,388	(188)
3 Month SOFR	96.250	03/12/2027	92	230,000	87,975	76,080	11,895

			188	$470,000	$164,175	$152,468	$11,707

Total purchased option contracts			376	$940,000	$290,825	$303,636	$(12,811)

Written option contracts
Calls
10 Year U.S. Treasury Notes	110.500	06/03/2026	(873)	(873,000)	(27,281)	(25,626)	(1,655)
10 Year U.S. Treasury Notes	110.750	06/03/2026	(436)	(436,000)	(6,813)	(12,775)	5,962
10 Year U.S. Treasury Notes	111.000	06/03/2026	(438)	(438,000)	(6,844)	(5,990)	(854)
10 Year U.S. Treasury Notes	110.750	06/05/2026	(436)	(436,000)	(20,438)	(19,587)	(851)
10 Year U.S. Treasury Notes	111.000	06/05/2026	(438)	(438,000)	(13,687)	(12,833)	(854)
10 Year U.S. Treasury Notes	111.250	06/05/2026	(876)	(876,000)	(13,687)	(11,979)	(1,708)

			(3,497)	$(3,497,000)	$(88,750)	$(88,790)	$40

Puts
10 Year U.S. Treasury Notes	108.000	06/03/2026	(438)	(438,000)	(438)	(12,833)	12,395
10 Year U.S. Treasury Notes	108.250	06/03/2026	(873)	(873,000)	(873)	(11,938)	11,065
10 Year U.S. Treasury Notes	108.750	06/03/2026	(436)	(436,000)	(6,812)	(19,571)	12,759
10 Year U.S. Treasury Notes	108.000	06/05/2026	(436)	(436,000)	(6,813)	(5,962)	(851)
10 Year U.S. Treasury Notes	108.500	06/05/2026	(876)	(876,000)	(13,688)	(18,792)	5,104
10 Year U.S. Treasury Notes	109.000	06/05/2026	(438)	(438,000)	(27,375)	(26,521)	(854)

			(3,497)	$(3,497,000)	$(55,999)	$(95,617)	$39,618

Total written option contracts			(6,994)	$(6,994,000)	$(144,749)	$(184,407)	$39,658

TOTAL			(6,618)	$(6,054,000)	$146,076	$119,229	$26,847

Currency Abbreviations:
USD	— U.S. Dollar

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures(a)(b) – 1.4%
Sovereign – 1.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.180%)
$69,835,000	3.800%	10/08/27	$ 69,860,977

(Cost $69,835,000)

U.S. Treasury Obligations – 2.1%
U.S. Treasury Bills(c)
$3,660,300	0.000%	12/24/26	$ 3,585,105
U.S. Treasury Floating Rate Notes(b)
(3 mo. Treasury money market yield + 0.182%)
1,567,800	3.810	07/31/26	1,568,198
(3 mo. Treasury money market yield + 0.190%)
60,881,400	3.818	10/31/27	60,972,971
U.S. Treasury Notes
18,999,900	4.625	06/30/26	19,011,775
3,326,100	4.375	07/31/26	3,329,608
361,700	4.375	08/15/26	362,110
616,700	0.750	08/31/26	612,123
7,077,800	3.750	08/31/26	7,077,247
588,200	0.875	09/30/26	582,709
204,600	3.500	09/30/26	204,400
9,340,800	4.125	02/28/27	9,359,773

TOTAL U.S. TREASURY OBLIGATIONS (Cost $106,661,820)			$ 106,666,019

Shares	Description	Value

Exchange Traded Funds – 9.8%
1,410,482	Goldman Sachs Access
	Treasury 0-1 Year ETF(d)	$ 141,287,982
350,730	Invesco DB Commodity
	Index Tracking Fund	10,339,520
148,354	iShares Core MSCI
	Emerging Markets ETF	12,383,108
11,882	iShares Core S&P 500 ETF	9,030,914
45,403	iShares Gold Trust	3,881,503
671,373	iShares MSCI Mexico
	ETF(e)	52,655,784
2,122,599	Sprott Physical Uranium
	Trust	41,970,079
1,527,436	State Street Health Care
	Select Sector SPDR ETF	228,305,859

TOTAL EXCHANGE TRADED FUNDS (Cost $464,537,614)		$ 499,854,749

Shares	Dividend Rate	Value

Investment Company(d) – 26.1%
Goldman Sachs Central Government Fund — Institutional Shares
1,327,242,944	3.683%	$1,327,242,944
(Cost $1,327,242,944)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 38.0% (Cost $1,898,442,378)		$1,933,763,712

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 57.9%
Certificates of Deposit – 11.0%
Banco Bilbao Vizcaya Argentaria SA
$4,100,000	4.010%		06/01/26	$ 4,100,102
Banco Santander SA(b) (Secured Overnight Financing Rate + 0.320%)
8,352,000	3.950		08/24/26	8,355,709
Bank of America NA
12,888,000	4.350		07/24/26	12,895,953
Bank of Montreal(a)(b) (Secured Overnight Financing Rate + 0.400%)
7,639,000	4.760		09/08/26	7,639,461
Barclays Bank PLC
31,000,000	3.930		12/10/26	30,979,363
(Secured Overnight Financing Rate + 0.370%)
16,000,000	4.000	(b)	09/25/26	16,008,971
15,394,000	4.000	(b)	10/09/26	15,401,825
Bayerische Landesbank(b)
(Secured Overnight Financing Rate + 0.350%)
20,997,000	3.980		01/26/27	21,005,298
(Secured Overnight Financing Rate + 0.440%)
4,020,000	4.070		07/16/26	4,021,768
Cooperatieve Rabobank UA
38,400,000	4.000		03/18/27	38,385,243
Credit Agricole Corporate & Investment Bank SA
6,002,000	3.830		07/31/26	6,002,541
Credit Industriel et Commercial
22,000,000	3.850		01/26/27	21,968,582
(Secured Overnight Financing Rate + 0.280%)
6,942,000	3.910	(b)	02/22/27	6,942,493
Deutsche Bank AG
15,100,000	4.440		08/03/26	15,109,265
(Secured Overnight Financing Rate + 0.400%)
5,758,000	4.067	(b)	10/27/26	5,761,887
HSBC USA, Inc.(b)(f) (Secured Overnight Financing Rate + 0.490%)
10,689,000	4.000		08/14/26	10,694,593
ING U.S. Funding LLC(b)(f)
7,054,000	3.770		11/05/26	7,054,406
Kookmin Bank(b) (Secured Overnight Financing Rate + 0.450%)
21,502,000	4.080		02/08/27	21,504,195
La Fayette Asset Securitization LLC(b)(f) (Secured Overnight Financing Rate + 0.300%)
1,447,000	3.810		07/13/26	1,447,233
Liberty Street Funding LLC(b)(f)
2,225,000	3.790		06/15/26	2,225,205
Lloyds Bank Corporate Markets PLC
20,727,000	4.170		08/18/26	20,738,232
4,484,000	4.130		04/27/27	4,484,509

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Macquarie Bank Ltd.(b)(f) (Secured Overnight Financing Rate + 0.340%)
$14,098,000	3.850%		09/10/26	$ 14,105,575
Mitsubishi UFJ Trust & Banking Corp.(b) (Secured Overnight Financing Rate + 0.320%)
23,454,000	3.950		02/24/27	23,455,583
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.400%)
29,985,000	3.910		10/14/26	30,002,493
National Bank of Canada(b)(f)
12,000,000	3.840		03/05/27	12,004,202
National Bank of Kuwait
13,000,000	4.420		08/19/26	13,008,726
(Secured Overnight Financing Rate + 0.530%)
4,108,000	4.160	(a)(b)	11/06/26	4,109,708
(Secured Overnight Financing Rate + 0.600%)
36,885,000	4.230	(a)(b)	12/11/26	36,909,097
14,371,000	4.230	(a)(b)	01/14/27	14,380,772
Natixis SA(b) (Secured Overnight Financing Rate + 0.400%)
13,543,000	4.030		12/04/26	13,553,799
Paradelle Funding LLC(b) (Secured Overnight Financing Rate + 0.340%)
2,000,000	3.850		07/30/26	2,000,000
Podium Funding Trust(b)
5,369,000	3.940		08/14/26	5,370,846
10,000,000	3.730		09/03/26	10,001,459
Ridgefield Funding Co. LLC(b)(f)
32,000,000	3.730		08/03/26	31,999,981
Salisbury Receivables Co. LLC(b)(f)
8,500,000	3.720		07/08/26	8,499,898
Sumitomo Mitsui Trust
15,600,000	3.900		08/24/26	15,600,707
UBS AG(b)(f)
15,622,000	3.965		12/17/26	15,622,192
Wells Fargo Bank NA
7,978,000	3.750		12/03/26	7,969,977
7,121,000	4.060		04/16/27	7,117,107
Westpac Banking Corp.(f)
13,245,000	3.930		10/14/26	13,250,091

				561,689,047

Commercial Paper(c) – 46.9%
Agence Centrale des Organismes de Securite Sociale
65,000,000	0.000		07/02/26	64,770,725
Air Liquide U.S. LLC(f)
18,500,000	0.000		07/08/26	18,423,190
Albion Capital Corp. SA/Albion Capital LLC
4,151,000	0.000		06/05/26	4,148,005
7,307,000	0.000		06/08/26	7,299,448
6,371,000	0.000		07/15/26	6,339,287
3,982,000	0.000		07/27/26	3,957,014
9,706,000	0.000		08/17/26	9,623,679
9,750,000	0.000		11/16/26	9,566,880
8,824,000	0.000		11/23/26	8,651,284
Alexandria Real Estate Equities, Inc.(f)
1,899,000	0.000		06/01/26	1,898,389
5,000,000	0.000		06/05/26	4,996,238
14,104,000	0.000		06/12/26	14,082,607

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
American Honda Finance Corp.
$12,452,000	0.000%		08/18/26	$ 12,336,570
Anheuser-Busch InBev Worldwide, Inc.(f)
28,692,000	0.000		06/29/26	28,596,869
Antalis SA(f)
26,909,000	0.000		06/16/26	26,858,642
3,463,000	0.000		08/05/26	3,437,930
8,492,000	0.000		08/27/26	8,410,477
Archer-Daniels-Midland Co.(f)
31,610,000	0.000		06/11/26	31,567,990
Ascension Health Alliance
15,000,000	0.000		06/23/26	14,958,585
Atlantic Asset Securitization LLC(f)
17,269,000	0.000		07/07/26	17,198,302
Banco Bilbao Vizcaya Argentaria SA
11,165,000	0.000		05/05/27	10,732,198
Bank of America NA
18,758,000	0.000		04/15/27	18,747,234
Barclays Bank PLC
2,900,000	0.000		08/10/26	2,900,266
7,184,000	0.000	(f)	09/04/26	7,107,291
5,701,000	0.000	(f)	10/13/26	5,615,836
Barton Capital SA(f)
20,000,000	0.000		08/26/26	19,809,722
BASF SE(f)
31,796,000	0.000		07/28/26	31,583,498
Bayer Corp.
17,945,000	0.000	(f)	12/08/26	17,544,231
Bedford Row Funding Corp.(f)
15,589,000	0.000		08/03/26	15,480,854
Brighthouse Financial Short Term Funding LLC(f)
3,210,000	0.000		08/06/26	3,186,559
Charles Schwab & Co., Inc.(f)
16,308,000	0.000		11/24/26	15,988,572
Charles Schwab Corp.(f)
10,508,000	0.000		07/08/26	10,464,372
34,600,000	0.000		07/16/26	34,427,277
13,197,000	0.000		07/23/26	13,121,324
Charta LLC(f)
25,000,000	0.000		07/07/26	24,897,598
Chevron Corp.(f)
15,000,000	0.000		06/26/26	14,957,315
Cisco Systems, Inc.(f)
17,000,000	0.000		07/09/26	16,928,733
8,697,000	0.000		08/31/26	8,613,341
Columbia Funding Co. LLC(f)
21,500,000	0.000		06/04/26	21,486,855
16,244,000	0.000		08/18/26	16,104,968
Constellation Energy Generation LLC(f)
8,965,000	0.000		06/01/26	8,961,687
28,192,000	0.000		06/29/26	28,082,263
DBS Bank Ltd.(f)
9,938,000	0.000		06/15/26	9,920,755
Deutsche Bank AG
12,000,000	0.000		08/25/26	11,889,847
10,000,000	0.000		11/09/26	9,823,041
8,000,000	0.000		11/16/26	7,851,932

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
DNB Bank ASA(f)
$14,179,000	0.000%	03/25/27	$ 13,716,309
Dominion Energy, Inc.(f)
30,000,000	0.000	06/17/26	29,937,342
E.ON SE(f)
26,152,000	0.000	07/13/26	26,019,770
EIDP, Inc.(f)
25,000,000	0.000	07/27/26	24,845,945
Emerson Electric Co.(f)
32,100,000	0.000	08/25/26	31,812,028
Enel Finance America LLC(f)
10,000,000	0.000	06/26/26	9,968,943
18,664,000	0.000	08/21/26	18,487,015
Entergy Corp.(f)
30,000,000	0.000	08/26/26	29,698,167
EssilorLuxottica SA(f)
14,877,000	0.000	06/17/26	14,848,412
14,408,000	0.000	07/22/26	14,328,814
9,185,000	0.000	08/28/26	9,099,768
FedEx Corp.(f)
21,256,000	0.000	07/21/26	21,129,168
Fidelity National Information Services, Inc.(f)
30,149,000	0.000	06/03/26	30,132,644
First Abu Dhabi Bank PJSC(f)
13,358,000	0.000	06/15/26	13,334,757
General Motors Financial Co., Inc.(f)
8,201,000	0.000	06/22/26	8,179,281
10,652,000	0.000	08/06/26	10,567,456
7,093,000	0.000	08/12/26	7,031,601
1,013,000	0.000	08/21/26	1,003,129
3,100,000	0.000	09/09/26	3,062,760
5,582,000	0.000	02/26/27	5,400,733
Glencore Funding LLC(f)
26,844,000	0.000	08/03/26	26,647,440
23,568,000	0.000	08/04/26	23,392,784
Gotham Funding Corp.(f)
50,000,000	0.000	07/24/26	49,705,535
Hannover Funding Co. LLC(f)
8,348,000	0.000	08/05/26	8,285,473
17,857,000	0.000	08/12/26	17,709,308
Iowa Health System
22,500,000	0.000	06/03/26	22,487,987
Jackson National Life Short Term Funding LLC(f)
11,216,000	0.000	09/10/26	11,092,247
14,522,000	0.000	10/22/26	14,295,412
11,598,000	0.000	11/30/26	11,367,675
15,022,000	0.000	01/12/27	14,650,703
Johnson & Johnson(f)
30,000,000	0.000	06/17/26	29,942,511
11,187,000	0.000	06/30/26	11,150,797
Kenvue, Inc.(f)
29,174,000	0.000	06/24/26	29,096,727
Kreditanstalt fuer Wiederaufbau(f)
58,500,000	0.000	07/27/26	58,156,897
La Fayette Asset Securitization LLC(f)
6,537,000	0.000	06/15/26	6,525,537
Linde, Inc.
20,000,000	0.000	06/12/26	19,971,672

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
Lloyds Bank PLC
$6,538,000	0.000%	10/19/26	$ 6,437,477
LMA-Americas LLC(f)
7,952,000	0.000	09/24/26	7,851,685
LVMH Moet Hennessy Louis Vuitton SE(f)
15,000,000	0.000	01/11/27	14,647,530
Macquarie Bank Ltd.(f)
6,909,000	0.000	03/31/27	6,672,171
3,958,000	0.000	05/12/27	3,802,690
Mastercard, Inc.(f)
16,060,000	0.000	07/10/26	15,989,925
McCormick & Co., Inc.(f)
30,500,000	0.000	06/30/26	30,390,688
10,000,000	0.000	07/01/26	9,963,031
Mercedes-Benz Finance North America LLC(f)
20,000,000	0.000	06/22/26	19,948,650
14,625,000	0.000	06/25/26	14,582,599
Mitsubishi UFJ Trust & Banking Corp.
5,000,000	0.000	08/27/26	4,952,089
Mont Blanc Capital Corp.(f)
1,203,000	0.000	07/20/26	1,196,428
National Westminster Bank PLC(f)
4,335,000	0.000	05/20/27	4,165,485
NatWest Markets PLC(f)
2,210,000	0.000	06/23/26	2,204,287
Nederlandse Waterschapsbank NV(f)
31,000,000	0.000	06/29/26	30,900,465
Norinchukin Bank
15,755,000	0.000	06/15/26	15,755,468
Novant Health, Inc.
1,905,000	0.000	06/24/26	1,899,885
ONEOK, Inc.(f)
25,000,000	0.000	06/25/26	24,923,582
Oversea-Chinese Banking Corp. Ltd.(f)
15,000,000	0.000	09/08/26	14,836,562
Paradelle Funding LLC
25,991,000	0.000	06/09/26	25,961,716
12,233,000	0.000	04/08/27	11,813,336
Penske Truck Leasing Co. LP
31,521,000	0.000	07/17/26	31,339,720
Podium Funding Trust
3,140,000	0.000	06/04/26	3,138,065
4,308,000	0.000	09/01/26	4,264,459
4,307,000	0.000	10/21/26	4,239,865
Pure Grove Funding(f)
15,439,000	0.000	06/18/26	15,407,037
30,000,000	0.000	11/06/26	29,478,093
31,866,000	0.000	02/01/27	31,001,574
Ridgefield Funding Co. LLC(f)
17,809,000	0.000	10/08/26	17,555,768
Royal Bank of Canada(f)
2,835,000	0.000	09/22/26	2,800,013
7,828,000	0.000	03/12/27	7,584,839
RTX Corp.(f)
31,324,000	0.000	06/24/26	31,233,824
RWE AG(f)
20,215,000	0.000	06/23/26	20,159,186
14,996,000	0.000	04/19/27	14,423,268

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
$21,917,000	0.000%	04/20/27	$ 21,077,219
Salisbury Receivables Co. LLC(f)
40,000,000	0.000	08/04/26	39,717,508
21,064,000	0.000	08/11/26	20,899,496
10,003,000	0.000	08/12/26	9,923,809
15,929,000	0.000	08/18/26	15,792,664
Sanofi SA(f)
31,430,000	0.000	06/08/26	31,398,174
30,000,000	0.000	09/22/26	29,643,687
ServiceNow, Inc.(f)
8,005,000	0.000	06/08/26	7,996,672
7,351,000	0.000	08/03/26	7,300,192
Sheffield Receivables Co. LLC(f)
15,057,000	0.000	06/30/26	15,006,399
Starbird Funding Corp.(f)
15,749,000	0.000	11/02/26	15,483,036
Sumitomo Mitsui Banking Corp.
13,000,000	0.000	06/04/26	12,991,996
9,000,000	0.000	07/13/26	8,957,945
30,000,000	0.000	08/28/26	29,711,040
Sumitomo Mitsui Trust Bank Ltd.(f)
12,480,000	0.000	07/09/26	12,426,518
Suncor Energy, Inc.(f)
29,133,000	0.000	06/11/26	29,091,459
Svenska Handelsbanken AB(f)
12,684,000	0.000	03/22/27	12,272,701
Swedbank AB(f)
11,468,000	0.000	03/23/27	11,099,773
Toronto-Dominion Bank(f)
6,157,000	0.000	04/07/27	5,948,371
TotalEnergies Capital USA LLC(f)
11,497,000	0.000	07/15/26	11,441,849
Toyota Motor Credit Corp.
25,000,000	0.000	07/27/26	24,844,783
UBS AG
6,300,000	0.000	03/19/27	6,305,653
Verizon Communications, Inc.(f)
15,000,000	0.000	06/03/26	14,991,863
Versailles Commercial Paper LLC
4,158,000	0.000	08/31/26	4,116,049
Victory Receivables Corp.(f)
21,954,000	0.000	07/10/26	21,857,029
35,000,000	0.000	07/24/26	34,793,727
VW Credit, Inc.(f)
9,275,000	0.000	07/01/26	9,240,116
25,118,000	0.000	09/24/26	24,774,843
Walmart, Inc.(f)
31,753,000	0.000	07/22/26	31,578,390
Walt Disney Co.(f)
19,314,000	0.000	01/07/27	18,862,547

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
$5,652,000	0.000%	01/12/27	$ 5,516,787

			2,387,016,182

TOTAL SHORT-TERM INVESTMENTS (Cost $2,949,311,812)			$2,948,705,229

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 95.9% (Cost $4,847,754,190)			$4,882,468,941

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
50,300,315	3.532%	$ 50,300,315
(Cost $50,300,315)

TOTAL INVESTMENTS – 98.3% (Cost $4,967,889,505)		$5,002,630,233

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		84,962,053

NET ASSETS – 100.0%		$5,087,592,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

(e)	All or a portion of security is on loan.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	TRY	722,830,000	USD	13,925,214	09/16/26	$221,649
	USD	14,153,295	TRY	722,830,000	09/16/26	6,432
JPMorgan Securities, Inc.	TRY	1,025,970,000	USD	19,779,450	09/16/26	300,315
MS & Co. Int. PLC	TRY	1,050,000,000	USD	20,219,916	09/16/26	330,153

TOTAL						$858,549

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	19,929,487	TRY	1,025,970,000	09/16/26	$(150,278)
MS & Co. Int. PLC	USD	53,892,590	MXN	955,500,000	06/17/26	(1,131,774)
	USD	20,519,234	TRY	1,050,000,000	09/16/26	(30,834)

TOTAL						$(1,312,886)

FUTURES CONTRACTS — At May 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,005	09/21/26	$1,098,830,391	$5,395,519
2 Year U.S. Treasury Notes	7,196	09/30/26	1,486,423,750	1,792,623
5 Year U.S. Treasury Notes	8,129	09/30/26	871,517,715	4,756,440
E-Mini Nasdaq 100 Index	20	06/18/26	12,162,100	1,129,561
E-Mini Russell 2000 Index	83	06/18/26	12,135,845	1,381,175
FTSE/JSE Top 40 Index	920	06/18/26	60,824,965	(710,623)
IFSC NIFTY 50 Index	2,096	06/30/26	99,444,720	(208,330)
MEX Bolsa Index	252	06/19/26	10,014,445	323,891
S&P 500 E-Mini Index	3	06/18/26	1,139,363	7,385
Stoxx Europe 600 Index	39	06/19/26	1,425,416	4,031
TOPIX Futures	43	06/11/26	10,697,014	1,087,966

TOTAL FUTURES CONTRACTS				$14,959,638

SWAP CONTRACTS — At May 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

1M BID Average	13.403%	01/02/30	BRL 553,127	$(1,610,397)

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	ESTR+0.340%	JPMorgan Securities, Inc.	08/04/26	EUR	100,006	$837,206
SXDR Index	ESTR+0.170	JPMorgan Securities, Inc.	08/04/26	EUR	67,845	591,109

TOTAL						$1,428,315

(a)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	MS & Co. Int. PLC	$135.000	06/18/2026	634,382	$634,382	$9,446,908	$6,553,610	$2,893,298

Written option contracts
Calls
XLV Index	MS & Co. Int. PLC	146.000	06/18/2026	(634,382)	(634,382)	(2,965,142)	(3,244,610)	279,468

Puts
IGV Index	MS & Co. Int. PLC	79.330	07/17/2026	(746,800)	(746,800)	(240,882)	(1,970,432)	1,729,550

Total written option contracts				(1,381,182)	$(1,381,182)	$(3,206,024)	$(5,215,042)	$2,009,018

TOTAL				(746,800)	$(746,800)	$6,240,884	$1,338,568	$4,902,316

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put GBP	BofA Securities LLC	EUR	0.882	06/11/2026	78,530,000	EUR	78,530,000	$8,061	$1,183,179	$(1,175,118)

Puts
Put EUR/Call BRL	Barclays Bank PLC		5.850	07/03/2026	216,900,000		216,900,000	1,636,606	1,334,233	302,373

Total purchased option contracts					295,430,000			$1,644,667	$2,517,412	$(872,745)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put GBP	BofA Securities LLC	EUR	0.908	06/11/2026	(78,530,000)	EUR	(78,530,000)	$(92)	$(445,133)	$445,041

Puts
Put EUR/Call BRL	Barclays Bank PLC		5.700	07/03/2026	(216,900,000)		(216,900,000)	(266,654)	(407,054)	140,400

Total written option contracts					(295,430,000)			$(266,746)	$(852,187)	$585,441

TOTAL					—			$1,377,921	$1,665,225	$(287,304)

Currency Abbreviations:
BRL	— Brazil Real
EUR	— Euro
MXN	— Mexican Peso
TRY	— Turkish Lira
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
SPDR	— Standard & Poor’s Depositary Receipt

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
ESTR	— Euro short-term rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2026:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,339,474	$—
Asia	1,985,997	40,093,742	—
Australia and Oceania	84,970	5,114,896	—
Europe	6,910,449	68,431,995	—
North America	392,268,510	7,376,569	—
South America	1,482,101	—	—
Fixed Income
U.S. Treasury Obligations	35,471,415	—	—
Agency Debentures	—	5,164,114	—
Securities Lending Reinvestment Vehicle	418,550	—	—
Contingent Value Rights	—	—	600
Exchange Traded Funds	3,756,749,537	—	—
Investment Company	393,972,414	—	—

Total	$4,589,343,943	$128,520,790	$600

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$7,793,870	$—
Futures Contracts(b)	108,189,879	—	—
Purchased Option Contracts	31,426,609	1,264,540	—

Total	$139,616,488	$9,058,410	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(3,920,668)	$—
Total Return Swap Contracts(b)	—	(482,207)	—
Written Option Contracts	(517,211)	—	—

Total	$(517,211)	$(4,402,875)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$1,024,744,206	$—	$—
Common Stock and/or Other Equity Investments(a)
Europe	2,131,782	—	—
North America	955,849,094	—	—
Contingent Value Rights	—	—	36
Investment Company	289,292,710	—	—

Total	$2,272,017,792	$—	$36

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$6,447,971	$—
Futures Contracts(b)	3,727,926	—	—
Purchased Option Contracts	40,036,746	—	—

Total	$43,764,672	$6,447,971	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(6,655,918)	$—
Futures Contracts(b)	(645,616)	—	—
Written Option Contracts	(1,771,811)	—	—

Total	$(2,417,427)	$(6,655,918)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$330,185,056	$—	$—
Investment Company	216,360,717	—	—

Total	$546,545,773	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$617,241	$—	$—
Purchased Option Contracts	450,080	—	—

Total	$1,067,321	$—	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC VOLATILITY PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Written Option Contracts	$(353,121)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$106,666,019	$—	$—
Agency Debentures	—	69,860,977	—
Securities Lending Reinvestment Vehicle	50,300,315	—	—
Exchange Traded Funds	499,854,749	—	—
Investment Company	1,327,242,944	—	—
Short-term Investments	—	2,948,705,229	—

Total	$1,984,064,027	$3,018,566,206	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$858,549	$—
Futures Contracts(a)	15,878,591	—	—
Total Return Swap Contracts(a)	—	1,428,315	—
Purchased Option Contracts	—	11,091,575	—

Total	$15,878,591	$13,378,439	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,312,886)	$—
Futures Contracts(a)	(918,953)	—	—
Interest Rate Swap Contracts(a)	—	(1,610,397)	—
Written Option Contracts	—	(3,472,770)	—

Total	$(918,953)	$(6,396,053)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought,

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore a Funds’, share values to fluctuate.

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk — The Subsidiary is not registered under the Act, as amended and is not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.